Oaktree Diversified Income Fund Inc.
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE CREDIT - 60.0%			Par		Value
Senior Loans (Syndicated) - 35.3%(a)
Aerospace & Defense - 0.5%
Bleriot US Bidco Inc, Senior Secured First Lien Tranche B Term Loan, 6.50% (3 mo. SOFR US + 2.50%), 10/17/2030, (0.00% Floor)			$740,644		$741,833
Peraton Corp., Senior Secured First Lien Tranche B Term Loan, 8.11% (1 mo. SOFR US + 3.75%), 02/01/2028, (0.75% Floor)			338,073		285,989
Spirit AeroSystems, Inc., Senior Secured First Lien Tranche B Term Loan, 8.81% (3 mo. SOFR US + 4.50%), 01/15/2027, (0.50% Floor)			66,316		66,689
TransDigm, Inc., Senior Secured First Lien Tranche J Term Loan, 6.50% (3 mo. SOFR US + 2.50%), 02/28/2031, (0.00% Floor)			509,104		509,427
					1,603,938

Air Freight & Logistics - 0.1%
Radar Bidco Sarl, Senior Secured First Lien Tranche B3 Term Loan, 5.48% (3 mo. EURIBOR + 3.50%), 04/25/2031, (0.00% Floor)		EUR	410,000		485,509

Automobiles - 0.2%
MajorDrive Holdings IV LLC, Senior Secured First Lien Tranche B Term Loan, 8.38% (3 mo. SOFR US + 4.00%), 06/01/2028, (0.50% Floor)			685,436		670,202

Beverages - 0.3%
Pegasus Bidco BV, Senior Secured First Lien Tranche B Term Loan, 6.76% (3 mo. SOFR US + 2.75%), 07/12/2029, (0.00% Floor)			558,241		561,032
Refresco, Tranche B Term Loan, 4.95%, 07/12/2029		EUR	434,985		510,696
					1,071,728

Building Products - 0.3%
Aquiles Spain Bidco SA, Senior Secured First Lien Tranche B Term Loan, 6.77% (6 mo. EURIBOR + 4.65%), 03/29/2029, (0.00% Floor)		EUR	300,000		347,593
BME Group Holding BV, Senior Secured First Lien Tranche B2 Term Loan, 6.78% (3 mo. EURIBOR + 4.75%), 12/27/2029, (0.00% Floor)		EUR	500,000		503,449
					851,042

Capital Markets - 0.5%
DRW Holdings LLC, Senior Secured First Lien Tranche B Term Loan, 7.50% (3 mo. SOFR US + 3.50%), 06/26/2031, (0.00% Floor)			990,000		989,075
Urbaser, Senior Secured First Lien Tranche B Term Loan, 5.39% (1 mo. EURIBOR + 3.50%), 06/28/2032, (0.00% Floor)		EUR	500,000		589,624
					1,578,699

Chemicals - 1.8%
Akzo Nobel Specialty Chemicals, Senior Secured First Lien Tranche B Term Loan, 5.43% (1 mo. EURIBOR + 3.50%), 04/03/2028, (0.00% Floor)		EUR	300,000		353,639
INEOS Finance PLC, Senior Secured First Lien Tranche B Term Loan, 5.41% (1 mo. EURIBOR + 3.50%), 06/23/2031, (0.00% Floor)		EUR	247,403		272,854
INEOS Quattro Holdings UK Ltd., Senior Secured First Lien Tranche B Term Loan
6.12% (1 mo. EURIBOR + 4.25%), 01/29/2026, (0.00% Floor)		EUR	200,000		214,470
6.41% (1 mo. EURIBOR + 4.50%), 03/29/2029, (0.00% Floor)		EUR	250,000		270,970
INEOS US Finance LLC, Senior Secured First Lien Tranche B Term Loan, 7.41% (1 mo. SOFR US + 3.25%), 02/19/2030, (0.00% Floor)			990,000		899,663
Kersia, Senior Secured First Lien Term Loan, 5.75% (3 mo. EURIBOR + 3.75%), 12/23/2027		EUR	500,000		590,696
Nobian, Senior Secured First Lien Tranche B Term Loan
5.69% (3 mo. EURIBOR + 3.75%), 07/09/2029, (0.00% Floor)		EUR	185,000		215,992
5.53% (3 mo. EURIBOR + 3.50%), 07/15/2030, (0.00% Floor)		EUR	425,000		494,764
Rohm Holding GmbH, Senior Secured First Lien Term Loan, 7.08% (6 mo. EURIBOR + 5.00%), 01/29/2029, (0.00% Floor)		EUR	485,580		515,581
SCIH Salt Holdings, Inc., Senior Secured First Lien Tranche B1 Term Loan, 7.20% (3 mo. SOFR US + 3.00%), 01/31/2029, (0.75% Floor)			833,700		835,522
Touchdown Acquirer, Inc., Senior Secured First Lien Tranche B Term Loan, 6.95% (3 mo. SOFR US + 2.75%), 02/21/2031, (0.00% Floor)			820,067		820,452
Windsor Holdings III LLC, Senior Secured First Lien Tranche B Term Loan, 6.92% (1 mo. SOFR US + 2.75%), 08/01/2030, (0.00% Floor)			294,043		294,656
					5,779,259

Commercial Services & Supplies - 2.0%
Access CIG LLC, Senior Secured First Lien Term Loan, 8.03% (1 mo. SOFR US + 4.00%), 08/19/2030, (0.00% Floor)			931,042		934,989
Acropole Holding SAS, Senior Secured First Lien Tranche B Term Loan, 5.50% (3 mo. EURIBOR + 3.50%), 07/26/2032, (0.00% Floor)		EUR	424,038		500,928
Admiral Bidco GmbH, First Lien Tranche B Term Loan, 6.60% (3 mo. EURIBOR + 4.25%), 04/12/2032		EUR	198,875		236,686
Admiral Bidco GmbH, First Lien Tranche DD Delay Draw Term Loan, 6.60% (3 mo. EURIBOR + 4.25%), 04/12/2032		EUR	16,125		19,191
Allied Universal Holdco LLC, Senior Secured First Lien Tranche B Term Loan, 7.61% (1 mo. SOFR US + 3.25%), 08/20/2032, (0.00% Floor)			1,100,000		1,105,379
Atlas Luxco, Senior Secured First Lien Tranche B Term Loan, 5.68% (1 mo. EURIBOR + 3.75%), 08/20/2032, (0.00% Floor)		EUR	550,000		648,958
DIOT-SIACI BidCo SAS, First Lien Tranche DD Delayed Draw Term Loan, 5.39% (3 mo. EURIBOR + 3.50%), 07/26/2032		EUR	100,962		119,269
Garda World Security Corp., Senior Secured First Lien Tranche B Term Loan, 7.17% (1 mo. SOFR US + 3.00%), 02/01/2029, (0.00% Floor)			985,000		987,462
Gategroup Finance International Sarl, Senior Secured First Lien Tranche B Term Loan, 6.24% (EurIBOR (4 months) + 4.25%), 06/10/2032, (0.00% Floor)		EUR	275,000		327,143
Trescal, Senior Secured First Lien Tranche B Term Loan, 5.44% (3 mo. EURIBOR + 3.50%), 07/07/2032, (0.00% Floor)		EUR	335,000		396,926
Trugreen LP, Senior Secured First Lien Tranche B Term Loan, 8.36% (1 mo. SOFR US + 4.00%), 11/02/2027, (0.75% Floor)			598,297		588,575
TTD Holding IV GmbH, Senior Secured First Lien Tranche B5 Term Loan, 5.38% (1 mo. EURIBOR + 3.50%), 10/04/2029, (0.00% Floor)		EUR	500,000		578,562
					6,444,068

Construction & Engineering - 0.6%
ADB Companies LLC, Senior Secured First Lien Term Loan, 12.02% (3 mo. SOFR US + 6.50%), 07/30/2026, (1.00% Floor) (b)			954,177		925,647
Artera Services LLC, Senior Secured First Lien Term Loan, 8.80% (3 mo. SOFR US + 4.50%), 02/10/2031, (0.00% Floor)			313,443		281,412
Tiger Acquisition LLC, Senior Secured First Lien Tranche B Term Loan, 6.64% (1 mo. SOFR US + 2.50%), 08/23/2032, (0.00% Floor)			896,176		894,415
					2,101,474

Consumer Staples Distribution & Retail - 0.1%
Boots Group Bidco Ltd., Senior Secured First Lien Tranche B Term Loan, 5.52% (3 mo. EURIBOR + 3.50%), 08/30/2032, (0.00% Floor)		EUR	390,000		462,570

Containers & Packaging - 0.7%
Charter Next Generation, Inc., Senior Secured First Lien Tranche B Term Loan, 6.93% (1 mo. SOFR US + 2.75%), 12/02/2030, (0.75% Floor)			974,431		978,416
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 7.41% (1 mo. SOFR US + 3.25%), 03/29/2032, (0.50% Floor)			490,180		489,979
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Tranche B-DD Delay Draw Term Loan, 7.41% (1 mo. SOFR US + 3.25%), 03/29/2032, (0.50% Floor) (c)			8,591		258
Proampac PG Borrower LLC, Senior Secured First Lien Tranche B Term Loan
8.19% (3 mo. SOFR US + 4.00%), 09/15/2028, (0.75% Floor)			395,135		397,111
8.32% (3 mo. SOFR US + 4.00%), 09/15/2028, (0.75% Floor)			502,554		505,067
					2,370,831

Distributors - 0.3%
Dealer Tire Financial LLC, Senior Secured First Lien Tranche B5 Term Loan, 7.16% (1 mo. SOFR US + 3.00%), 07/02/2031, (0.50% Floor)			892,331		890,100

Diversified Consumer Services - 2.3%
Adtalem Global Education, Inc., Senior Secured First Lien Tranche B Term Loan, 6.91% (1 mo. SOFR US + 2.75%), 08/14/2028, (0.75% Floor)			453,947		455,082
AI Aqua Merger Sub, Inc., Senior Secured First Lien Tranche B Term Loan, 7.28% (1 mo. SOFR US + 3.00%), 07/31/2028, (0.50% Floor)			1,050,816		1,054,079
Armorica Lux Sarl, Senior Secured First Lien Tranche B Term Loan, 6.95% (3 mo. EURIBOR + 4.93%), 07/28/2028, (0.00% Floor)		EUR	500,000		569,416
Babilou, Senior Secured First Lien Tranche B Term Loan, 6.05% (6 mo. EURIBOR + 4.00%), 11/18/2030, (0.00% Floor)		EUR	455,000		502,922
Cervantes Bidco SL, Senior Secured First Lien Tranche B Term Loan, 5.29% (6 mo. EURIBOR + 3.25%), 07/07/2031, (0.00% Floor)		EUR	300,000		355,102
Fugue Finance LLC, Senior Secured First Lien Tranche B Term Loan, 6.95% (3 mo. SOFR US + 2.75%), 01/09/2032, (0.50% Floor)			845,755		848,703
Galileo Global Education Operations SAS, Senior Secured First Lien Tranche B4 Term Loan, 5.28% (3 mo. EURIBOR + 3.25%), 07/10/2031, (0.00% Floor)		EUR	395,000		464,416
Houghton Mifflin Harcourt Co., Senior Secured First Lien Tranche B Term Loan, 9.61% (1 mo. SOFR US + 5.25%), 04/09/2029, (0.50% Floor)			431,961		388,195
KUEHG Corp., Senior Secured First Lien Tranche B Term Loan, 7.04% (3 mo. SOFR US + 2.75%), 06/12/2030, (0.50% Floor)			1,089,113		1,089,679
Renaissance Holdings Corp., Senior Secured First Lien Tranche B Term Loan, 8.16% (1 mo. SOFR US + 4.00%), 04/08/2030, (0.50% Floor)			883,518		768,016
University Support Services LLC, Senior Secured First Lien Tranche B Term Loan
6.91% (1 mo. SOFR US + 2.75%), 02/12/2029, (0.50% Floor)			20,369		20,091
7.07% (1 mo. SOFR US + 2.75%), 02/12/2029, (0.50% Floor)			657,262		648,294
Verisure Holding AB, Senior Secured First Lien Tranche B Term Loan, 5.00% (3 mo. EURIBOR + 3.00%), 03/27/2028, (0.00% Floor)		EUR	250,000		294,812
					7,458,807

Diversified Telecommunication Services - 0.7%
Cincinnati Bell, Inc., Senior Secured First Lien Tranche B5 Term Loan, 6.41% (1 mo. SOFR US + 2.25%), 11/24/2028			714,535		716,372
Iridium Satellite LLC, First Lien Tranche B4 Term Loan, 6.57% (1 mo. Term SOFR + 2.25%), 09/20/2030			475,000		451,119
Windstream Services LLC, Tranche B Term Loan, 8.16% (1 mo. Term SOFR + 4.00%), 09/27/2032			475,000		471,141
Zayo Group Holdings, Inc., Senior Secured First Lien Tranche B Term Loan
7.54% (1 mo. SOFR US + 3.00%), 03/09/2027, (0.00% Floor)			292,759		289,398
8.49% (1 mo. SOFR US + 4.18%), 03/09/2027, (0.50% Floor)			325,985		327,060
					2,255,090

Electric Utilities - 0.1%
Cornerstone Generation LLC, Senior Secured First Lien Tranche B Term Loan, 7.48% (3 mo. SOFR US + 3.25%), 10/28/2031, (0.00% Floor)			400,000		403,300

Electronic Equipment, Instruments & Components - 0.5%
LTI Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 7.91% (1 mo. SOFR US + 3.75%), 07/30/2029, (0.00% Floor)			1,138,500		1,150,090
Project Aurora, Term Loan, 5.13%, 09/24/2032		EUR	310,000		365,549
					1,515,639

Entertainment - 0.6%
City Football Group Ltd., Senior Secured First Lien Tranche B1 Term Loan, 8.04% (1 mo. SOFR US + 3.50%), 07/22/2030, (0.00% Floor)			1,028,007		1,030,151
Learfield Communications LLC, Senior Secured First Lien Tranche B Term Loan, 8.82% (1 mo. SOFR US + 4.50%), 06/30/2028, (0.00% Floor)			201,982		204,276
StubHub Holdco Sub LLC, Senior Secured First Lien Tranche B Term Loan, 8.91% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor)			564,052		560,526
					1,794,953

Financial Services - 0.3%
Apex Group Treasury, Senior Secured First Lien Tranche B Term Loan, 5.66% (1 mo. EURIBOR + 3.75%), 02/27/2032, (0.00% Floor)		EUR	105,000		121,324
Dynamo Newco II GmbH, Senior Secured First Lien Tranche B Term Loan, 5.41% (1 mo. EURIBOR + 3.50%), 10/31/2031, (0.00% Floor)		EUR	220,000		260,391
Galaxy Bidco Ltd., Senior Secured First Lien Tranche B Term Loan, 6.04% (6 mo. EURIBOR + 4.00%), 12/17/2029, (0.00% Floor)		EUR	500,000		592,574
					974,289

Food Products - 1.0%
Fiesta Purchaser, Inc., Senior Secured First Lien Tranche B Term Loan, 6.91% (1 mo. SOFR US + 2.75%), 02/12/2031, (0.00% Floor)			617,215		616,734
Flora Food Management US Corp., Senior Secured First Lien Tranche B12 Term Loan, 8.19% (SOFR + 3.75%), 01/03/2028, (0.00% Floor)			764,910		739,668
Froneri US, Inc., Senior Secured First Lien Tranche B6 Term Loan, 7.59% (1 mo. Term SOFR + 2.50%), 07/16/2032			500,000		499,542
POP Bidco SAS, Senior Secured First Lien Tranche B Term Loan, 6.58% (6 mo. EURIBOR + 4.50%), 11/26/2031, (0.00% Floor)		EUR	510,000		602,839
Upfield (Flora Food), Senior Secured First Lien Tranche B11 Term Loan, 9.30% (SONIA + 5.25%), 01/03/2028, (0.00% Floor)		GBP	500,000		661,055
					3,119,838

Health Care Equipment & Supplies - 0.2%
Auris Luxembourg III Sarl, Senior Secured First Lien Tranche B7 Term Loan, 5.70% (3 mo. EURIBOR + 3.75%), 02/28/2029, (0.00% Floor)		EUR	500,000		588,394

Health Care Providers & Services - 3.6%
Almaviva Sante, Senior Secured First Lien Tranche B Term Loan, 6.25% (3 mo. EURIBOR + 4.25%), 04/10/2031, (0.00% Floor)		EUR	500,000		591,723
Baart Programs, Inc., Senior Secured First Lien Tranche DD Delay Draw Term Loan, 9.52% (3 mo. SOFR US + 5.00%), 06/11/2027, (1.00% Floor) (b)			411,247		360,252
Baart Programs, Inc., Senior Secured Second Lien Tranche DD Delay Draw Term Loan
13.02% (3 mo. SOFR US + 8.50%), 06/11/2028, (1.00% Floor) (b)			475,131		218,560
13.31% (3 mo. SOFR US + 8.50%), 06/11/2028, (1.00% Floor) (b)			109,025		50,152
CHG Healthcare Services, Inc., Senior Secured First Lien Tranche B1 Term Loan
6.91% (1 mo. SOFR US + 2.75%), 09/29/2028, (0.50% Floor)			19		19
7.05% (3 mo. SOFR US + 2.75%), 09/29/2028, (0.50% Floor)			979,981		981,333
Covetrus, Inc., Senior Secured First Lien Term Loan, 9.00% (3 mo. SOFR US + 5.00%), 10/15/2029, (0.50% Floor)			891,281		798,253
Electron Bidco, Inc., Senior Secured First Lien Term Loan, 6.91% (1 mo. SOFR US + 2.75%), 11/01/2028, (0.50% Floor)			788,939		791,298
Elsan SAS, First Lien Tranche B Term Loan, 5.48% (3 mo. EURIBOR + 3.50%), 09/17/2031		EUR	500,000		588,524
Euromedic/Affidea, Senior Secured First Lien Tranche B Term Loan, 5.69% (3 mo. EURIBOR + 3.75%), 07/20/2029, (0.00% Floor)		EUR	235,000		277,533
Global Medical Response, Inc., Senior Secured First Lien Tranche B Term Loan, 7.63% (1 mo. SOFR US + 3.50%), 09/20/2032, (0.00% Floor)			938,077		939,419
HomeVi SASU, Senior Secured First Lien Tranche B Term Loan, 6.78% (3 mo. EURIBOR + 4.75%), 10/31/2029, (0.00% Floor)		EUR	500,000		590,132
Independent Vetcare, Senior Secured First Lien Tranche B13 Term Loan, 9.21% (SONIA + 5.00%), 12/12/2028, (0.00% Floor)		GBP	215,000		290,734
IVI America LLC, Senior Secured First Lien Tranche B Term Loan, 8.05% (3 mo. SOFR US + 3.75%), 04/09/2031, (0.00% Floor)			543,125		547,198
Nidda Healthcare Holding GmbH, Senior Secured First Lien Tranche B Term Loan, 5.53% (1 mo. EURIBOR + 3.50%), 02/21/2030, (0.00% Floor)		EUR	420,000		495,472
Schoen Klinik SE, Senior Secured First Lien Tranche B2 Term Loan, 5.00% (3 mo. EURIBOR + 3.00%), 01/10/2031, (0.00% Floor)		EUR	285,000		336,278
Southern Veterinary Partners LLC, Senior Secured First Lien Tranche B Term Loan, 6.82% (3 mo. SOFR US + 2.50%), 12/04/2031, (0.00% Floor)			1,097,250		1,096,454
Takecare Bidco SAS, Senior Secured First Lien Tranche B1 Term Loan, 5.50% (3 mo. EURIBOR + 3.50%), 12/17/2031, (0.00% Floor)		EUR	500,000		590,924
US Renal Care, Inc., First Lien Term Loan, 9.43% (1 mo. Term SOFR + 5.00%), 06/28/2028			650,000		622,274
VetStrategy Canada Holdings, Inc., First Lien Tranche B Term Loan, 8.05% (3 mo. Term SOFR + 3.75%), 12/06/2028			788,132		792,238
Vivalto Sante, Senior Secured First Lien Tranche B Term Loan, 5.50% (3 mo. EURIBOR + 3.50%), 07/21/2031, (0.00% Floor)		EUR	475,000		561,627
					11,520,397

Health Care Technology - 1.0%
athenaHealth Group, Inc., Senior Secured First Lien Tranche B Term Loan, 6.91% (1 mo. SOFR US + 2.75%), 02/15/2029, (0.50% Floor)			1,175,531		1,174,673
Cotiviti, Inc., Senior Secured First Lien Tranche B Term Loan, 7.03% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor)			397,990		391,688
PointClickCare Technologies, Inc., Senior Secured First Lien Tranche B Term Loan, 6.75% (3 mo. SOFR US + 2.75%), 11/03/2031, (0.00% Floor)			796,000		797,839
Zelis Payments Buyer, Inc., Senior Secured First Lien Tranche B Term Loan, 7.41% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor)			855,535		856,604
					3,220,804

Hotels, Restaurants & Leisure - 1.6%
Alterra Mountain Co., Senior Secured First Lien Tranche B6 Term Loan, 6.66% (1 mo. SOFR US + 2.50%), 08/17/2028, (0.00% Floor)			733,583		735,721
Banijay/Betclic, Senior Secured First Lien Tranche B Term Loan, 5.00% (3 mo. EURIBOR + 3.00%), 12/05/2031, (0.00% Floor)		EUR	500,000		592,348
Flynn Restaurant Group LP, Senior Secured First Lien Tranche B2 Term Loan, 7.91% (1 mo. SOFR US + 3.75%), 01/28/2032, (0.00% Floor)			872,620		875,007
IRB Holding Corp., Senior Secured First Lien Tranche B Term Loan, 6.66% (1 mo. SOFR US + 2.50%), 12/15/2027, (0.75% Floor)			491,268		491,919
Kingpin, Senior Secured First Lien Tranche B Term Loan, 7.39% (1 mo. SOFR US + 3.25%), 09/16/2032			1,100,000		1,072,505
Tacala Investment Corp., Senior Secured First Lien Tranche B Term Loan, 7.66% (1 mo. SOFR US + 3.50%), 01/31/2031, (0.75% Floor)			562,285		565,448
Whatabrands LLC, Senior Secured First Lien Tranche B Term Loan, 6.66% (1 mo. SOFR US + 2.50%), 08/03/2028, (0.50% Floor)			770,630		772,102
					5,105,050

Household Durables - 0.2%
Hunter Douglas, Inc., Senior Secured First Lien Tranche B1 Term Loan, 7.25% (3 mo. SOFR US + 3.25%), 01/20/2032, (0.00% Floor)			765,773		767,756

Independent Power and Renewable Electricity Producers - 0.4%
EFS Cogen Holdings I LLC, Senior Secured First Lien Tranche B Term Loan, 7.00% (3 mo. SOFR US + 3.00%), 08/05/2032, (0.00% Floor)			826,935		833,331
Talen Energy Supply LLC, Senior Secured First Lien Tranche TLB-EXIT Term Loan, 6.73% (3 mo. SOFR US + 2.50%), 05/17/2030, (0.50% Floor)			343,987		344,909
Talen Energy Supply LLC, Senior Secured First Lien Tranche B Term Loan, 6.73% (3 mo. SOFR US + 2.50%), 12/15/2031, (0.00% Floor)			173,688		174,140
					1,352,380

Insurance - 0.9%
Acrisure LLC, Senior Secured First Lien Tranche B6 Term Loan, 7.16% (1 mo. SOFR US + 3.00%), 11/06/2030, (0.00% Floor)			498,744		498,512
Amynta Agency Borrower, Inc., Senior Secured First Lien Tranche B Term Loan, 6.91% (1 mo. SOFR US + 2.75%), 12/29/2031, (0.00% Floor)			993,259		990,865
Asurion LLC, Senior Secured First Lien Tranche B10 Term Loan, 8.36% (1 mo. SOFR US + 4.00%), 08/21/2028, (0.00% Floor)			631,020		633,036
Asurion LLC, Senior Secured Second Lien Tranche B3 Term Loan, 9.64% (1 mo. SOFR US + 5.25%), 02/03/2028, (0.00% Floor)			350,000		341,687
Asurion LLC, First Lien Tranche B13 Term Loan, 8.57% (1 mo. Term SOFR + 4.25%), 09/19/2030			99,750		99,241
CRC Insurance Group LLC, Senior Secured Second Lien Term Loan, 8.75% (3 mo. SOFR US + 4.75%), 05/06/2032, (0.00% Floor)			210,526		214,771
					2,778,112

Interactive Media & Services - 1.3%
GoodRx, Inc., Senior Secured First Lien Tranche B Term Loan, 7.91% (1 mo. SOFR US + 3.75%), 07/10/2029, (0.00% Floor)			744,375		750,579
Neptune Bidco US, Inc., Senior Secured First Lien Tranche B Term Loan, 9.53% (3 mo. SOFR US + 5.00%), 04/11/2029, (0.50% Floor)			780,025		744,538
Stepstone Group MidCo 2 GmbH, Senior Secured First Lien Tranche B Term Loan, 6.67% (6 mo. EURIBOR + 4.50%), 12/19/2031, (0.00% Floor)		EUR	500,000		578,955
X Corp., Senior Secured First Lien Tranche B3 Term Loan, 9.50% (Fixed Rate), 10/29/2029, (0.00% Floor)			1,733,000		1,740,825
X Corp., Senior Secured First Lien Tranche B1 Term Loan, 11.11% (3 mo. SOFR US + 6.50%), 10/29/2029, (0.50% Floor)			299,689		294,402
					4,109,299

Leisure Products - 0.3%
Peloton Interactive, Inc., Senior Secured First Lien Term Loan, 9.66% (1 mo. SOFR US + 5.50%), 05/30/2029, (0.00% Floor)			989,485		1,005,069

Life Sciences Tools & Services - 0.7%
Phoenix Newco, Inc., Senior Secured First Lien Tranche B Term Loan, 6.66% (1 mo. SOFR US + 2.50%), 11/15/2028, (0.50% Floor)			794,000		795,572
Sotera Health Holdings LLC, Senior Secured First Lien Tranche B Term Loan, 6.66% (3 mo. SOFR US + 2.50%), 05/30/2031, (0.00% Floor)			832,207		834,462
Star Parent, Inc., Senior Secured First Lien Tranche B Term Loan, 8.00% (3 mo. SOFR US + 4.00%), 09/30/2030, (0.00% Floor)			778,619		779,593
					2,409,627

Machinery - 0.5%
Delachaux Group SA, Senior Secured First Lien Tranche B Term Loan, 5.28% (3 mo. EURIBOR + 3.25%), 04/16/2029, (0.00% Floor)		EUR	220,509		261,802
SPX FLOW, Inc., Senior Secured First Lien Tranche B Term Loan, 6.91% (1 mo. SOFR US + 2.75%), 04/05/2029, (0.50% Floor)			400,212		402,525
TK Elevator Midco GmbH, Senior Secured First Lien Tranche B Term Loan, 5.33% (3 mo. EURIBOR + 3.25%), 04/30/2030, (0.00% Floor)		EUR	460,000		543,329
TSG Solutions, Senior Secured First Lien Term Loan, 6.03% (3 wk. EURIBOR + 4.00%), 05/04/2032, (0.00% Floor)		EUR	300,000		354,566
					1,562,222

Media - 1.4%
Aragorn Parent Corp., Senior Secured First Lien Tranche B Term Loan, 7.66% (1 mo. SOFR US + 3.50%), 12/15/2028, (0.00% Floor)			640,359		644,816
Century DE Buyer LLC, Senior Secured First Lien Tranche B Term Loan, 7.30% (3 mo. SOFR US + 3.00%), 10/30/2030, (0.00% Floor)			346,509		347,212
Directv Financing LLC, Senior Secured First Lien Tranche EXT Term Loan, 10.08% (3 mo. SOFR US + 5.25%), 08/02/2029, (0.75% Floor)			704,930		707,024
Directv Financing LLC, Senior Secured First Lien Tranche NON-EXT Term Loan, 9.83% (3 mo. SOFR US + 5.00%), 08/02/2027, (0.75% Floor)			115,667		115,892
McGraw-Hill Education, Inc., Senior Secured First Lien Tranche B2 Term Loan, 6.91% (1 mo. SOFR US + 2.75%), 08/06/2031, (0.00% Floor)			594,304		595,187
Univision Communications, Inc., Senior Secured First Lien Tranche B Term Loan
7.64% (1 mo. SOFR US + 3.25%), 01/31/2029, (0.75% Floor)			595,373		592,726
8.55% (3 mo. SOFR US + 4.25%), 06/25/2029, (0.50% Floor)			486,181		487,321
Virgin Media Bristol LLC, Senior Secured First Lien Tranche Y Term Loan, 7.47% (6 mo. SOFR US + 3.18%), 03/31/2031, (0.00% Floor)			185,000		182,688
Virgin Media, Inc., Senior Secured First Lien Tranche Z Term Loan, 5.30% (1 mo. EURIBOR + 3.43%), 10/15/2031, (0.00% Floor)		EUR	115,000		135,757
WideOpenWest, Senior Secured First Lien Term Loan
11.84% (3 mo. SOFR US + 7.00%), 12/11/2028, (1.50% Floor)			337,221		345,389
7.84% (3 mo. SOFR US + 3.00%), 12/11/2028, (1.50% Floor)			474,022		439,063
					4,593,075

Metals & Mining - 0.1%
Arsenal AIC Parent LLC, Senior Secured First Lien Tranche B Term Loan, 6.91% (1 mo. SOFR US + 2.75%), 08/18/2030, (0.00% Floor)			172,293		172,508

Oil, Gas & Consumable Fuels - 0.4%
Freeport LNG Investments LLLP, Senior Secured First Lien Tranche B Term Loan, 7.58% (3 mo. SOFR US + 3.25%), 12/21/2028, (0.00% Floor)			792,829		794,176
Traverse Midstream Partners LLC, Senior Secured First Lien Tranche B Term Loan, 6.81% (3 mo. SOFR US + 2.50%), 02/16/2028, (0.50% Floor)			500,000		501,720
					1,295,896

Pharmaceuticals - 0.5%
AI Sirona Luxembourg Acquisition Sarl, Senior Secured First Lien Tranche B3 Term Loan, 5.91% (1 mo. EURIBOR + 4.00%), 09/29/2028, (0.00% Floor)		EUR	250,000		295,114
AI Sirona Luxembourg Acquisition Sarl, Senior Secured First Lien Tranche B5 Term Loan, 5.91% (1 mo. EURIBOR + 4.00%), 12/16/2030, (0.00% Floor)		EUR	250,000		295,070
Curium Bidco Sarl, Senior Secured First Lien Tranche B Term Loan, 7.00% (3 mo. SOFR US + 3.00%), 08/07/2031, (0.00% Floor)			915,039		916,563
Pharmanovia, Senior Secured First Lien Tranche B3 Term Loan, 6.28% (3 mo. EURIBOR + 4.25%), 02/06/2030, (0.00% Floor)		EUR	300,000		202,524
					1,709,271

Professional Services - 1.9%
Advantage Sales & Marketing, Inc., Senior Secured First Lien Tranche B2 Term Loan, 9.06% (3 mo. SOFR US + 4.25%), 10/28/2027, (0.75% Floor)			503,846		453,068
Blackhawk Network Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 8.16% (1 mo. SOFR US + 4.00%), 03/12/2029, (1.00% Floor)			939,153		943,924
DTI Holdco, Inc., Senior Secured First Lien Tranche B Term Loan, 8.16% (1 mo. SOFR US + 4.00%), 04/26/2029, (0.75% Floor)			635,457		567,943
Eisner Advisory Group LLC, Senior Secured First Lien Tranche B Term Loan, 8.16% (1 mo. SOFR US + 4.00%), 02/28/2031, (0.50% Floor)			568,095		572,225
Element Materials Technology Group US Holdings, Inc., Senior Secured First Lien Tranche B Term Loan, 7.68% (3 mo. SOFR US + 3.68%), 06/25/2029, (0.50% Floor)			772,045		778,198
Grant Thornton Advisors LLC, Senior Secured First Lien Tranche B Term Loan, 6.66% (1 mo. SOFR US + 2.50%), 05/30/2031, (0.00% Floor)			594,019		591,170
Planet US Buyer LLC, Senior Secured First Lien Tranche B Term Loan, 7.20% (3 mo. SOFR US + 3.00%), 02/10/2031, (0.00% Floor)			617,188		621,264
Project Alpha Intermediate Holding, Senior Secured First Lien Tranche B Term Loan, 7.25% (3 mo. SOFR US + 3.25%), 10/28/2030, (0.50% Floor)			989,880		993,761
Skopima Consilio Parent LLC, Senior Secured First Lien Term Loan, 8.07% (1 mo. SOFR US + 3.75%), 05/17/2028, (0.50% Floor)			903,704		770,127
					6,291,680

Semiconductors & Semiconductor Equipment - 0.2%
Gryphon Acquire NewCo LLC, Senior Secured First Lien Tranche B Term Loan, 6.88% (6 mo. SOFR US + 3.00%), 09/13/2032, (0.00% Floor)			500,000		501,955

Software - 5.2%
Acuris Finance US, Inc., Senior Secured First Lien Tranche B Term Loan, 5.53% (3 mo. EURIBOR + 3.50%), 02/16/2028, (0.00% Floor)		EUR	288,730		339,224
Avalara, Inc., Senior Secured First Lien Tranche B Term Loan, 7.25% (3 mo. SOFR US + 3.25%), 03/29/2032, (0.00% Floor)			1,077,300		1,078,943
Boxer Parent Co., Inc., Senior Secured First Lien Tranche B Term Loan, 7.20% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor)			128,355		128,295
Capstone Borrower, Inc., Senior Secured First Lien Tranche B Term Loan, 6.75% (3 mo. SOFR US + 2.75%), 06/17/2030, (0.00% Floor)			374,702		374,546
Castle US Holding Corp., Senior Secured First Lien Tranche B1 Term Loan, 6.15% (1 mo. EURIBOR + 4.25%), 05/31/2030, (0.00% Floor)		EUR	218,319		117,159
Castle US Holding Corp., Senior Secured First Lien Term Loan, 7.90% (1 mo. EURIBOR + 6.00%), 04/29/2030, (2.00% Floor)		EUR	33,567		39,606
Cloud Software Group, Inc., Senior Secured First Lien Tranche B2 Term Loan, 7.25% (1 mo. SOFR US + 3.25%), 03/24/2031, (0.00% Floor)			1,084,550		1,089,875
Cloud Software Group, Inc., Senior Secured First Lien Tranche B1 Term Loan
7.25% (1 mo. SOFR US + 3.25%), 08/13/2032, (0.00% Floor)			1,578		1,584
7.25% (3 mo. SOFR US + 3.25%), 08/13/2032, (0.00% Floor)			629,505		632,152
ConnectWise LLC, Senior Secured First Lien Tranche B Term Loan, 8.02% (3 mo. SOFR US + 3.50%), 09/29/2028, (0.50% Floor)			53,308		53,474
Epicor Software Corp., First Lien Tranche B Term Loan, 6.82% (1 mo. Term SOFR + 2.75%), 05/30/2031			551,695		553,022
Finastra USA, Inc., First Lien Tranche B Term Loan, 8.35% (1 mo. Term SOFR + 4.00%), 09/15/2032			100,000		99,697
Icon Parent, Inc., Senior Secured First Lien Tranche B Term Loan, 6.75% (3 mo. SOFR US + 2.75%), 11/13/2031, (0.00% Floor)			902,000		901,752
Icon Parent, Inc., Senior Secured Second Lien Term Loan, 9.21% (3 mo. SOFR US + 5.00%), 11/12/2032, (0.00% Floor)			150,000		152,227
Ion Platform, Term Loan, 5.88%, 09/30/2032		EUR	475,000		552,099
Ion Trading/Ion Markets, Senior Secured First Lien Term Loan, 5.75% (3 mo. EURIBOR + 3.75%), 04/03/2028, (0.00% Floor)		EUR	494,176		580,058
Kaseya, Inc., Senior Secured First Lien Tranche B Term Loan, 7.41% (1 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor)			1,127,131		1,130,079
Leia Finco US LLC, Senior Secured Second Lien Term Loan, 9.57% (3 mo. SOFR US + 5.25%), 10/12/2032, (0.00% Floor)			305,000		305,877
Leia Finco US LLC, Senior Secured First Lien Tranche B Term Loan, 7.57% (3 mo. SOFR US + 3.25%), 10/09/2031, (0.00% Floor)			473,620		474,236
Marcel Bidco GmbH, Senior Secured First Lien Tranche B Term Loan, 5.56% (1 mo. EURIBOR + 3.50%), 11/11/2030, (0.00% Floor)		EUR	300,000		355,298
McAfee Corp., Senior Secured First Lien Tranche B1 Term Loan, 7.22% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)			888,259		851,063
McAfee Corp., Senior Secured First Lien Tranche B2 Term Loan
5.37% (1 mo. EURIBOR + 3.50%), 03/01/2029, (0.00% Floor)		EUR	614		710
5.53% (3 mo. EURIBOR + 3.50%), 03/01/2029, (0.00% Floor)		EUR	241,941		279,746
Mermaid Bidco, Inc., Senior Secured First Lien Tranche B Term Loan, 5.74% (1 mo. EURIBOR + 3.75%), 07/02/2031, (0.00% Floor)		EUR	450,000		533,943
Mitchell International, Inc., Senior Secured First Lien Tranche B Term Loan, 7.41% (1 mo. SOFR US + 3.25%), 06/17/2031, (0.50% Floor)			643,500		643,638
Mitchell International, Inc., Senior Secured Second Lien Term Loan, 9.41% (1 mo. SOFR US + 5.25%), 06/17/2032, (0.00% Floor)			310,000		307,908
P&I Personal & Informatik, Senior Secured First Lien Term Loan, 5.75% (3 mo. EURIBOR + 3.75%), 05/30/2032, (0.00% Floor)		EUR	500,000		591,553
Polaris Newco LLC, Senior Secured First Lien Tranche B Term Loan, 6.03% (3 mo. EURIBOR + 4.00%), 06/05/2028, (0.00% Floor)		EUR	240,000		263,841
Project Boost Purchaser LLC, Senior Secured First Lien Tranche B Term Loan, 7.07% (3 mo. SOFR US + 2.75%), 07/16/2031, (0.00% Floor)			744,384		743,171
Proofpoint, Inc., Senior Secured First Lien Tranche B Term Loan, 7.16% (1 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor)			1,293,984		1,300,673
Storable, Inc., Senior Secured First Lien Tranche B Term Loan, 7.41% (1 mo. SOFR US + 3.25%), 04/16/2031, (0.00% Floor)			183,080		183,919
team.blue Finco SARL, Senior Secured First Lien Tranche B Term Loan, 5.61% (1 mo. EURIBOR + 3.70%), 09/28/2029, (0.00% Floor)		EUR	300,000		352,656
UKG, Inc., Senior Secured First Lien Tranche B Term Loan, 6.81% (3 mo. SOFR US + 2.50%), 02/10/2031, (0.00% Floor)			1,063,379		1,063,523
X.AI (Twitter), Senior Secured First Lien Tranche B Term Loan
11.12% (3 mo. SOFR US + 7.25%), 06/28/2030			199,500		193,515
12.50% (Fixed Rate), 06/28/2030, (0.00% Floor)			199,500		207,301
Zodiac Purchaser LLC, Senior Secured First Lien Tranche B Term Loan, 7.66% (1 mo. SOFR US + 3.50%), 02/17/2032, (0.00% Floor)			240,000		238,770
					16,715,133

Specialty Retail - 1.2%
EG America LLC, Senior Secured First Lien Tranche B Term Loan, 7.70% (3 mo. SOFR US + 3.50%), 02/07/2028, (0.00% Floor)			1,121,893		1,129,803
LS Group OpCo Acquistion LLC, Senior Secured First Lien Tranche B1 Term Loan
6.66% (1 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)			78,206		78,133
6.70% (3 mo. SOFR US + 2.50%), 04/23/2031, (0.00% Floor)			664,312		663,691
Motor Fuel Group, Senior Secured First Lien Tranche B10 Term Loan, 8.72% (SONIA + 4.75%), 04/29/2029, (0.00% Floor)		GBP	250,000		337,835
PetSmart LLC, Senior Secured First Lien Tranche B Term Loan, 8.14% (1 mo. SOFR US + 4.00%), 08/18/2032, (0.00% Floor)			1,000,000		986,255
Wand NewCo 3, Inc., Senior Secured First Lien Tranche B2 Term Loan, 6.66% (1 mo. SOFR US + 2.50%), 01/30/2031, (0.00% Floor)			570,482		569,207
					3,764,924

Technology Hardware, Storage & Peripherals - 0.5%
CoreWeave Compute, Term Loan, 8.31%, 08/21/2030			1,200,000		1,194,000
Sandisk Corp., Senior Secured First Lien Tranche B Term Loan, 7.14% (1 mo. SOFR US + 3.00%), 02/23/2032, (0.00% Floor)			456,667		458,096
					1,652,096

Trading Companies & Distributors - 0.2%
Renta Group, Senior Secured First Lien Tranche B Term Loan, 5.83% (3 mo. EURIBOR + 3.75%), 07/31/2030, (0.00% Floor)		EUR	500,000		593,358

Transportation Infrastructure - 0.1%
Boluda Towage, Senior Secured First Lien Tranche B3 Term Loan, 5.41% (1 mo. EURIBOR + 3.50%), 01/31/2030, (0.00% Floor)		EUR	300,000		355,418
Total Senior Loans (Syndicated)					113,895,760

High Yield - 24.7%
Aerospace & Defense - 0.3%
Bombardier, Inc.
8.75%, 11/15/2030 (d)			560,000		604,600
7.00%, 06/01/2032 (d)			120,000		125,572
TransDigm, Inc., 6.75%, 01/31/2034 (d)			115,000		118,987
					849,159

Automobile Components - 0.4%
Dana Financing Luxembourg Sarl, 8.50%, 07/15/2031		EUR	275,000		349,039
IHO Verwaltungs GmbH, 7.00%, 11/15/2031		EUR	305,000		387,969
Valeo SE, 4.63%, 03/23/2032 (e)		EUR	400,000		468,042
					1,205,050

Automobiles - 0.4%
JB Poindexter & Company, Inc., 8.75%, 12/15/2031 (d)			575,000		602,947
Nissan Motor Co. Ltd., 8.13%, 07/17/2035 (d)			745,000		800,219
					1,403,166

Broadline Retail - 0.3%
B&M European Value Retail SA, 6.50%, 11/27/2031		GBP	295,000		402,439
QVC, Inc., 6.88%, 04/15/2029 (d)			1,163,000		634,394
					1,036,833

Building Products - 0.1%
LBM Acquisition LLC, 6.25%, 01/15/2029 (d)			395,000		366,001

Chemicals - 1.2%
Celanese US Holdings LLC, 6.75%, 04/15/2033			800,000		797,125
INEOS Finance PLC, 6.38%, 04/15/2029		EUR	100,000		116,654
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/2030		EUR	335,000		370,568
Inversion Escrow Issuer LLC, 6.75%, 08/01/2032 (d)			479,000		472,169
Kronos International, Inc., 9.50%, 03/15/2029		EUR	155,000		192,386
Olympus Water US Holding Corp.
9.63%, 11/15/2028		EUR	280,000		344,948
6.25%, 10/01/2029 (d)			315,000		306,131
7.25%, 06/15/2031 (d)			275,000		278,963
6.13%, 02/15/2033 (e)		EUR	154,000		181,432
Windsor Holdings III LLC, 8.50%, 06/15/2030 (d)			622,000		658,299
					3,718,675

Commercial Services & Supplies - 1.0%
Allied Universal Holdco LLC
3.63%, 06/01/2028		EUR	305,000		355,855
7.88%, 02/15/2031 (d)			900,000		944,434
Amber Finco PLC, 6.63%, 07/15/2029		EUR	300,000		371,311
Garda World Security Corp., 8.38%, 11/15/2032 (d)			445,000		462,304
Luna, 5.50%, 07/01/2032 (e)		EUR	375,000		449,381
TMS International Corp., 6.25%, 04/15/2029 (d)			640,000		621,169
					3,204,454

Communications Equipment - 0.3%
CommScope LLC
4.75%, 09/01/2029 (d)			524,000		521,291
9.50%, 12/15/2031 (d)			291,000		301,396
					822,687

Construction & Engineering - 0.4%
Assemblin Caverion, 6.25%, 07/01/2030		EUR	331,000		407,306
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029 (d)			340,000		329,740
Pike Corp.
5.50%, 09/01/2028 (d)			440,000		438,953
8.63%, 01/31/2031 (d)			220,000		236,279
					1,412,278

Consumer Finance - 0.4%
FirstCash, Inc., 5.63%, 01/01/2030 (d)			702,000		701,564
goeasy Ltd.
6.88%, 05/15/2030 (d)			275,000		273,834
7.38%, 10/01/2030 (d)			190,000		191,100
					1,166,498

Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP, 5.38%, 08/31/2032 (e)		EUR	320,000		386,876

Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC
2.13%, 08/15/2026		EUR	200,000		229,447
5.25%, 08/15/2027 (d)			260,000		100,266
Cascades, Inc., 6.75%, 07/15/2030 (d)			420,000		428,135
Graham Packaging Company, Inc., 7.13%, 08/15/2028 (d)			285,000		285,998
Guala Closures SpA, 6.01% (3 mo. EURIBOR + 4.00%), 06/29/2029, (0.00% Floor) (d)		EUR	250,000		295,595
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (d)			785,000		800,092
					2,139,533

Diversified Consumer Services - 0.1%
Verisure Midholding AB, 5.25%, 02/15/2029		EUR	310,000		367,138

Diversified REITs - 0.1%
Global Net Lease, Inc., 4.50%, 09/30/2028 (d)			395,000		386,723

Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc.
7.00%, 06/15/2027 (d)			325,000		324,411
6.50%, 07/01/2032 (d)			685,000		666,324
Consolidated Communications, Inc., 6.50%, 10/01/2028 (d)			380,000		386,175
Iliad Holding SASU, 5.38%, 04/15/2030		EUR	125,000		150,185
Level 3 Financing, Inc., 7.00%, 03/31/2034 (d)			860,000		875,548
Telefonica Europe BV, 6.75% to 09/07/2031 then 8 yr. Swap Rate EUR + 3.62%, Perpetual		EUR	200,000		262,782
VZ Secured Financing BV, 5.25%, 01/15/2033 (e)		EUR	379,000		445,511
Zayo Group Holdings, Inc., 6.25% (5.75% Cash and 0.50% PIK until 03/30/2027), 03/09/2030 (d)			218,216		209,215
					3,320,151

Energy Equipment & Services - 0.4%
Nabors Industries, Inc., 8.88%, 08/15/2031 (d)			685,000		638,468
WBI Operating LLC, 6.50%, 10/15/2033 (d)			320,000		319,600
Weatherford International Ltd., 6.75%, 10/15/2033 (d)			320,000		320,423
					1,278,491

Entertainment - 0.2%
Warnermedia Holdings, Inc., 5.05%, 03/15/2042			695,000		555,267

Financial Services - 0.9%
Dynamo Newco II GmbH, 6.25%, 10/15/2031		EUR	435,000		531,736
Freedom Mortgage Holdings LLC, 9.13%, 05/15/2031 (d)			457,000		486,615
GTCR LLC, 8.50%, 01/15/2031		GBP	250,000		362,498
NCR Corp., 9.50%, 04/01/2029 (d)			710,000		769,112
PennyMac Financial Services, Inc., 6.88%, 02/15/2033 (d)			300,000		310,159
Worldpay, 7.50%, 01/15/2031 (d)			530,000		562,669
					3,022,789

Food Products - 0.6%
Fiesta Purchaser, Inc.
7.88%, 03/01/2031 (d)			585,000		618,127
9.63%, 09/15/2032 (d)			290,000		313,807
Flora Food Management BV, 6.88%, 07/02/2029		EUR	160,000		188,161
Irca SpA, 5.76% (3 mo. EURIBOR + 3.75%), 12/15/2029, (0.00% Floor) (d)		EUR	500,000		592,621
Sammontana Italia SpA, 5.78% (3 mo. EURIBOR + 3.75%), 10/15/2031, (0.00% Floor) (d)		EUR	175,000		206,597
					1,919,313

Gas Utilities - 0.5%
CQP Holdco LP
5.50%, 06/15/2031 (d)			165,000		163,574
7.50%, 12/15/2033 (d)			515,000		559,218
Suburban Propane Partners LP, 5.00%, 06/01/2031 (d)			835,000		795,033
					1,517,825

Health Care Providers & Services - 1.2%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (d)			1,078,000		1,120,515
CHS/Community Health Systems, Inc., 9.75%, 01/15/2034 (d)			480,000		492,360
Community Health Systems, Inc., 10.88%, 01/15/2032 (d)			440,000		466,553
LifePoint Health, Inc., 8.38%, 02/15/2032 (d)			755,000		805,312
Nidda Healthcare Holding GmbH
5.63%, 02/21/2030		EUR	225,000		272,081
5.38%, 10/23/2030		EUR	160,000		191,451
RAY Financing LLC, 6.50%, 07/15/2031		EUR	410,000		492,061
					3,840,333

Hotel & Resort REITs - 0.3%
Service Properties Trust, 8.63%, 11/15/2031 (d)			1,000,000		1,065,469

Hotels, Restaurants & Leisure - 1.5%
Bloomin' Brands, Inc., 5.13%, 04/15/2029 (d)			1,015,000		885,026
Cirsa Finance International Sarl, 6.50%, 03/15/2029 (d)		EUR	205,000		250,771
CPUK Finance Ltd., 6.50%, 08/28/2026		GBP	210,000		282,923
Hilton Grand Vacations Borrower Escrow LLC, 5.00%, 06/01/2029 (d)			675,000		649,617
LHMC Finco 2 Sarl, 8.63% (or 9.38% PIK), 05/15/2030		EUR	100,000		122,144
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (d)			800,000		796,911
Motel One GmbH/Muenchen, 7.75%, 04/02/2031		EUR	350,000		443,882
NCL Corp. Ltd., 6.25%, 09/15/2033 (d)			315,000		316,827
Sani/Ikos Financial Holdings, 7.25%, 07/31/2030		EUR	325,000		402,702
Six Flags Entertainment Corp, 7.25%, 05/15/2031 (d)			425,000		425,447
TUI Cruises GmbH, 6.25%, 04/15/2029		EUR	285,000		350,810
					4,927,060

Household Durables - 0.1%
Miller Homes Group Finco PLC, 7.00%, 05/15/2029		GBP	330,000		447,864

Household Products - 0.1%
Energizer Gamma, 3.50%, 06/30/2029		EUR	335,000		388,220

Independent Power and Renewable Electricity Producers - 0.4%
California Buyer Ltd., 5.63%, 02/15/2032		EUR	372,000		455,922
Lightning Power LLC, 7.25%, 08/15/2032 (d)			735,000		778,689
					1,234,611

Insurance - 0.4%
Alliant Holdings LP, 7.38%, 10/01/2032 (d)			200,000		206,337
Ardonagh Finco Ltd, 6.88%, 02/15/2031		EUR	410,000		499,538
HUB International Ltd.
5.63%, 12/01/2029 (d)			120,000		119,977
7.38%, 01/31/2032 (d)			380,000		395,946
					1,221,798

Leisure Products - 0.2%
Asmodee Group AB, 5.76% (3 mo. EURIBOR + 3.75%), 12/15/2029 (d)		EUR	470,588		557,493

Life Sciences Tools & Services - 0.5%
Eurofins Scientific SE, 5.75% to 04/04/2032 then 3 mo. EURIBOR + 3.19%, Perpetual		EUR	320,000		395,106
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (d)			1,045,000		1,098,575
					1,493,681

Machinery - 0.2%
Alstom SA, 5.87% to 08/29/2029 then 5 yr. Swap Rate EUR + 2.93%, Perpetual		EUR	300,000		374,881
IMA Industria Macchine Automatiche SpA, 5.78% (3 mo. EURIBOR + 3.75%), 04/15/2029 (d)		EUR	220,000		261,463
					636,344

Media - 2.2%
AMC Networks, Inc.
10.25%, 01/15/2029 (d)			325,000		342,753
4.25%, 02/15/2029			11,000		9,580
10.50%, 07/15/2032 (d)			777,000		822,377
Block Communications, Inc., 4.88%, 03/01/2028 (d)			310,000		297,157
Cablevision Lightpath LLC, 5.63%, 09/15/2028 (d)			415,000		408,594
CCO Holdings LLC
6.38%, 09/01/2029 (d)			140,000		142,039
4.75%, 03/01/2030 (d)			190,000		182,466
4.25%, 02/01/2031 (d)			170,000		156,716
4.50%, 06/01/2033 (d)			494,000		439,505
Clear Channel Outdoor Holdings, Inc., 7.50%, 03/15/2033 (d)			631,000		660,205
CSC Holdings LLC, 5.50%, 04/15/2027 (d)			1,045,000		992,743
Directv Financing LLC
5.88%, 08/15/2027 (d)			214,000		213,921
8.88%, 02/01/2030 (d)			95,000		93,952
Gray Media, Inc.
9.63%, 07/15/2032 (d)			310,000		316,979
7.25%, 08/15/2033 (d)			370,000		366,884
Sirius XM Radio, Inc.
5.50%, 07/01/2029 (d)			214,000		214,220
4.13%, 07/01/2030 (d)			160,000		150,176
3.88%, 09/01/2031 (d)			1,060,000		961,322
Univision Communications, Inc., 8.00%, 08/15/2028 (d)			40,000		41,480
Virgin Media Secured Finance PLC, 5.25%, 05/15/2029		GBP	140,000		184,440
					6,997,509

Metals & Mining - 0.8%
Cleveland-Cliffs, Inc., 7.38%, 05/01/2033 (d)			810,000		827,553
Mineral Resources Ltd.
9.25%, 10/01/2028 (d)			380,000		398,642
8.50%, 05/01/2030 (d)			705,000		733,898
7.00%, 04/01/2031 (d)			150,000		152,035
Novelis Corp., 6.88%, 01/30/2030 (d)			375,000		389,176
					2,501,304

Oil, Gas & Consumable Fuels - 0.8%
Comstock Resources, Inc.
6.75%, 03/01/2029 (d)			635,000		631,669
5.88%, 01/15/2030 (d)			171,000		164,818
Northern Oil & Gas, Inc., 7.88%, 10/15/2033 (d)			630,000		627,901
Sunoco LP, 6.25%, 07/01/2033 (d)			300,000		305,570
Venture Global LNG, Inc.
9.50%, 02/01/2029 (d)			335,000		369,388
8.38%, 06/01/2031 (d)			97,000		101,916
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/2036 (d)			245,000		260,387
					2,461,649

Paper & Forest Products - 0.1%
Mercer International, Inc., 5.13%, 02/01/2029			550,000		405,886

Passenger Airlines - 0.6%
Spirit AeroSystems, Inc., 11.00%, 02/15/2030 (b)			2,000,000		1,900,000

Personal Care Products - 0.1%
Opal Bidco SAS, 5.50%, 03/31/2032 (e)		EUR	335,000		407,462

Pharmaceuticals - 0.9%
1261229 BC Ltd., 10.00%, 04/15/2032 (d)			930,000		954,033
Cheplapharm Arzneimittel GmbH
6.79% (3 mo. EURIBOR + 4.75%), 05/15/2030, (0.00% Floor) (d)		EUR	210,000		247,718
7.50%, 05/15/2030		EUR	300,000		365,275
7.13%, 06/15/2031 (e)		EUR	100,000		120,587
Dolcetto Holdco SpA, 5.63%, 07/14/2032 (e)		EUR	420,000		508,018
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (d)			725,000		778,736
					2,974,367

Professional Services - 0.2%
Mooney Group SpA, 5.91% (3 mo. EURIBOR + 3.88%), 12/17/2026, (3.88% Floor)		EUR	500,000		569,186

Real Estate Management & Development - 0.6%
Hunt Companies, Inc., 5.25%, 04/15/2029 (d)			765,000		746,480
Kennedy-Wilson, Inc.
4.75%, 02/01/2030			1,180,000		1,102,863
5.00%, 03/01/2031			125,000		116,372
					1,965,715

Software - 1.3%
Acuris Finance US, Inc., 5.00%, 05/01/2028 (d)			310,000		302,222
Cedacri Mergeco SPA, 7.54% (3 mo. EURIBOR + 5.50%), 05/15/2028, (0.00% Floor) (d)		EUR	200,000		237,925
Cloud Software Group, Inc., 6.50%, 03/31/2029 (d)			219,000		221,216
Dye & Durham Ltd., 8.63%, 04/15/2029 (d)			921,000		911,557
Helios Software Holdings, Inc.
7.88%, 05/01/2029		EUR	295,000		363,656
8.75%, 05/01/2029 (d)			620,000		643,338
ION Platform Finance SARL, 6.88%, 09/30/2032 (e)		EUR	179,000		210,156
ION Trading Technologies Sarl, 9.50%, 05/30/2029 (d)			200,000		212,235
NCR Corp., 5.13%, 04/15/2029 (d)			175,000		172,394
TeamSystem SpA
5.00%, 07/01/2031 (e)		EUR	365,000		435,174
5.19% (3 mo. EURIBOR + 3.25%), 07/01/2032, (0.00% Floor) (d)		EUR	500,000		588,303
					4,298,176

Specialty Retail - 1.4%
Advance Auto Parts, Inc.
7.00%, 08/01/2030 (d)			90,000		92,665
7.38%, 08/01/2033 (d)			470,000		485,042
CD&R Firefly Bidco, 8.63%, 04/30/2029		GBP	320,000		453,816
eG Global Finance PLC, 11.00%, 11/30/2028		EUR	155,000		200,169
LCM Investments Holdings II LLC, 8.25%, 08/01/2031 (d)			870,000		920,785
PetSmart LLC, 7.50%, 09/15/2032 (d)			644,000		646,567
Velocity Vehicle Group LLC, 8.00%, 06/01/2029 (d)			785,000		787,796
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (d)			1,025,000		1,080,760
					4,667,600

Technology Hardware, Storage & Peripherals - 0.3%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (d)			1,025,000		1,083,798

Textiles, Apparel & Luxury Goods - 0.2%
Afflelou SAS, 6.00%, 07/25/2029		EUR	250,000		307,164
Hanesbrands, Inc., 9.00%, 02/15/2031 (d)			465,000		492,806
					799,970

Trading Companies & Distributors - 0.7%
Equipmentshare.Com Inc.
9.00%, 05/15/2028 (d)			995,000		1,054,176
8.00%, 03/15/2033 (d)			302,000		323,033
FTAI Aviation Investors LLC, 7.88%, 12/01/2030 (d)			874,000		929,518
					2,306,727

Transportation Infrastructure - 0.2%
Heathrow Finance PLC, 6.63%, 03/01/2031		GBP	390,000		529,361
Total High Yield					79,760,490
TOTAL CORPORATE CREDIT (Cost $191,073,514)					193,656,250

STRUCTURED CREDIT - 32.2%			Par		Value
Collateralized Loan Obligations - 16.0%
Adagio CLO, Series IX-X, Class E, 8.03% (3 mo. EURIBOR + 6.02%), 09/15/2034, (6.02% Floor)		EUR	1,000,000		1,158,844
Anchorage Capital CLO Ltd.
Series 2016-8A, Class ER2, 11.93% (3 mo. Term SOFR + 7.61%), 10/27/2034, (7.35% Floor) (d)			1,500,000		1,508,884
Series 2020-16A, Class ER2, 10.03% (3 mo. Term SOFR + 5.70%), 01/19/2038, (5.70% Floor) (d)			2,000,000		1,988,082
Anchorage Credit Funding Ltd.
Series 2019-7A, Class SUB1, 8.28%, 04/25/2037 (d)(f)			1,000,000		590,000
Series 2020-12A, Class D, 5.93%, 10/25/2038 (d)			750,000		749,250
Ares European CLO, Series 21A, Class E, 7.20% (3 mo. EURIBOR + 4.75%), 04/15/2038, (4.75% Floor) (d)		EUR	1,000,000		1,171,213
Birch Grove CLO, Series 2021-3A, Class ER, 9.48% (3 mo. Term SOFR + 5.15%), 01/19/2038, (5.15% Floor) (d)			1,000,000		989,968
Carlyle Global Market Strategies, Series 2021-1A, Class DR, 11.62% (3 mo. Term SOFR + 7.30%), 01/15/2040, (7.30% Floor) (d)			1,000,000		1,030,028
CBAM Ltd., Series 2019-9A, Class ER, 11.37% (3 mo. Term SOFR + 7.05%), 07/15/2037, (7.05% Floor) (d)			1,300,000		1,315,792
Dryden CLO, Series 2017-27X, Class ER, 7.89% (3 mo. EURIBOR + 5.86%), 04/15/2033, (5.86% Floor)		EUR	500,000		585,765
Elmwood CLO Ltd., Series 2019-3A, Class DRR, 7.43% (3 mo. Term SOFR + 3.10%), 07/18/2037, (3.10% Floor) (d)			1,750,000		1,759,597
Fortress Credit BSL Ltd.
Series 2020-1A, Class E, 12.52% (3 mo. Term SOFR + 8.19%), 10/20/2033, (7.93% Floor) (d)			1,000,000		1,006,330
Series 2022-1A, Class E, 12.47% (3 mo. Term SOFR + 8.15%), 10/23/2034, (8.15% Floor) (d)			500,000		495,062
Series 2022-2A, Class DR, 9.08% (3 mo. Term SOFR + 4.75%), 10/18/2033, (4.75% Floor) (d)			1,000,000		999,407
Gallatin CLO Ltd.
Series 2023-1A, Class D, 9.73% (3 mo. Term SOFR + 5.41%), 10/14/2035, (5.41% Floor) (d)			2,000,000		2,008,228
Series 2024-1A, Class D1, 8.33% (3 mo. Term SOFR + 4.00%), 10/20/2037, (4.00% Floor) (d)			1,000,000		1,007,926
Generate CLO Ltd., Series 2A, Class ER2, 11.68% (3 mo. Term SOFR + 7.35%), 10/22/2037, (7.35% Floor) (d)			1,200,000		1,195,949
Halsey Point CLO Ltd., Series 2024-8A, Class E, 11.15% (3 mo. Term SOFR + 6.84%), 01/30/2038, (6.84% Floor) (d)			1,000,000		1,022,124
Harvest CLO, Series 26A, Class E, 8.15% (3 mo. EURIBOR + 6.12%), 01/15/2034, (6.12% Floor) (d)		EUR	500,000		590,529
ICG US CLO Ltd.
Series 2020-1A, Class DR, 8.19% (3 mo. Term SOFR + 3.86%), 01/20/2035, (3.60% Floor) (d)			1,000,000		1,004,282
Series 2020-1A, Class ER, 12.04% (3 mo. Term SOFR + 7.71%), 01/20/2035, (7.45% Floor) (d)			1,000,000		985,223
Marble Point CLO Ltd., Series 2021-4A, Class E, 11.88% (3 mo. Term SOFR + 7.55%), 01/22/2035, (7.29% Floor) (d)			1,750,000		1,757,501
Monroe Capital MML CLO Ltd., Series 2022-1A, Class E, 12.52% (3 mo. Term SOFR + 8.32%), 02/24/2034, (8.32% Floor) (d)			1,000,000		997,722
Mountain View CLO Ltd.
Series 2019-2A, Class DR, 8.92% (3 mo. Term SOFR + 4.60%), 07/15/2037, (4.60% Floor) (d)			1,000,000		1,011,027
Series 2023-1A, Class C, 8.17% (3 mo. Term SOFR + 3.85%), 09/14/2036, (3.85% Floor) (d)			300,000		300,015
Series 2024-1A, Class E, 11.91% (3 mo. Term SOFR + 7.59%), 10/16/2037, (7.59% Floor) (d)			1,000,000		1,027,217
Neuberger Berman CLO Ltd., Series 2019-31A, Class ER2, 9.33% (3 mo. Term SOFR + 5.00%), 01/20/2039, (5.00% Floor) (d)			2,000,000		2,005,102
Oak Hill European Credit Partners
Series 2016-5A, Class ER, 8.39% (3 mo. EURIBOR + 6.37%), 01/21/2035, (6.37% Floor) (d)		EUR	1,750,000		2,079,534
Series 2016-5A, Class FR, 10.89% (3 mo. EURIBOR + 8.87%), 01/21/2035, (8.87% Floor) (d)		EUR	1,000,000		1,176,716
Octagon Investment Partners Ltd.
Series 2016-1A, Class ERR, 11.82% (3 mo. Term SOFR + 7.50%), 04/24/2037, (7.50% Floor) (d)			1,875,000		1,883,597
Series 2017-1A, Class ER3, 11.59% (3 mo. Term SOFR + 7.27%), 10/31/2037, (7.27% Floor) (d)			1,000,000		1,024,008
Palmer Square European CLO
Series 2022-1A, Class E, 8.38% (3 mo. EURIBOR + 6.36%), 01/21/2035, (6.36% Floor) (d)		EUR	1,200,000		1,425,569
Series 2022-1A, Class F, 10.87% (3 mo. EURIBOR + 8.85%), 01/21/2035, (8.85% Floor) (d)		EUR	1,250,000		1,469,522
Penta CLO, Series 2021-10X, Class E, 8.26% (3 mo. EURIBOR + 6.23%), 11/20/2034, (6.23% Floor)		EUR	500,000		595,957
Rockford Tower CLO Ltd.
Series 2021-1A, Class E, 7.98% (3 mo. EURIBOR + 5.96%), 04/20/2034, (5.96% Floor) (d)		EUR	500,000		588,765
Series 2022-2A, Class ER, 12.45% (3 mo. Term SOFR + 8.12%), 10/20/2035, (8.12% Floor) (d)			750,000		744,470
RR Ltd., Series 2022-24A, Class DR2, 9.82% (3 mo. Term SOFR + 5.50%), 01/15/2037, (5.50% Floor) (d)			1,000,000		1,006,444
Symphony CLO Ltd., Series 2012-9A, Class ER2, 11.53% (3 mo. Term SOFR + 7.21%), 07/16/2032, (0.00% Floor) (d)			438,000		390,098
TCW CLO Ltd.
Series 2019-2A, Class ER2, 10.58% (3 mo. Term SOFR + 6.25%), 01/20/2038, (6.25% Floor) (d)			1,250,000		1,247,521
Series 2021-1A, Class ER1, 11.08% (3 mo. Term SOFR + 6.75%), 01/20/2038, (6.75% Floor) (d)			1,000,000		1,006,980
THL Credit Wind River CLO Ltd., Series 2020-1A, Class ER, 11.75% (3 mo. Term SOFR + 7.42%), 07/20/2037, (7.42% Floor) (d)			1,000,000		1,011,271
Toro European CLO, Series 3X, Class ERR, 8.33% (3 mo. EURIBOR + 6.30%), 07/15/2034, (6.30% Floor)		EUR	1,500,000		1,756,529
Trimaran Cavu Ltd., Series 2021-3A, Class E, 11.96% (3 mo. Term SOFR + 7.63%), 01/18/2035, (7.37% Floor) (d)			900,000		902,618
Trinitas CLO Ltd.
Series 2021-18A, Class D, 8.19% (3 mo. Term SOFR + 3.86%), 01/20/2035, (3.60% Floor) (d)			2,000,000		1,982,726
Series 2022-21A, Class ER, 9.83% (3 mo. Term SOFR + 5.50%), 04/20/2038 (d)			1,000,000		1,001,005
Total Collateralized Loan Obligations					51,554,397

Asset-Backed Securities - 6.4%
Financials - 6.4%
Adams Outdoor Advertising LP, Series 2023-1, Class C, 11.71%, 07/15/2053 (d)			2,000,000		2,134,374
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.74%, 08/15/2041 (d)			21,775		21,568
GAIA Aviation Ltd., Series 2019-1, Class C, 7.00%, 12/15/2044 (d)(g)			2,226,188		1,933,667
Helios Issuer LLC, Series 2020-1A, Class B, 5.54%, 02/01/2055 (d)			954,718		841,595
Horizon Aircraft Finance Ltd.
Series 2018-1, Class A, 4.46%, 12/15/2038 (d)			356,757		352,191
Series 2019-2, Class A, 3.43%, 11/15/2039 (d)			988,257		947,244
Lunar Aircraft Ltd., Series 2020-1A, Class C, 6.41%, 02/15/2045 (d)			55,889		55,162
METAL Ltd.
Series 2017-1, Class A, 4.58%, 10/15/2042 (d)			1,279,991		863,994
Series 2017-1, Class B, 6.50%, 10/15/2042 (d)			284,797		101,103
Mosaic Solar Loan Trust, Series 2024-2A, Class C, 8.50%, 04/22/2052 (d)			1,500,000		1,231,149
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 06/15/2044 (d)			380,985		376,756
PMCIT
Series 2024-1, 10.05%, 10/16/2034 (b)(d)			513,000		510,999
Series 2024-1, 14.64%, 10/16/2034 (b)(d)			685,000		687,329
Series 2024-1, 7.15%, 10/16/2034 (b)(d)			491,000		492,866
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 2A, 9.50%, 07/20/2051 (d)			912,135		866,188
Thunderbolt Aircraft Lease, Series 2018-A, Class B, 7.68%, 09/15/2038 (d)(g)			249,515		246,122
Uniti Group, Inc., Series 2025-1A, Class C, 9.02%, 04/20/2055 (d)			2,000,000		2,080,386
VistaJet Pass Through Trust, 6.25%, 02/15/2029 (d)			675,000		655,594
VSTJET, Series 2020-1B, 10.91%, 01/15/2029 (b)			1,462,641		1,464,250
WAVE LLC, Series 2019-1, Class C, 6.41%, 09/15/2044 (d)			2,665,304		2,248,717
Zayo Group LLC, Series 2025-1A, Class C, 8.66%, 03/20/2055 (d)			2,500,000		2,591,708
Total Asset-Backed Securities					20,702,962

Commercial Mortgage-Backed Securities - 4.9%
ACREC LLC, Series 2023-FL2, Class E, 10.18% (1 mo. Term SOFR + 6.03%), 02/19/2038, (6.03% Floor) (d)			107,000		106,948
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class D, 8.58% (1 mo. Term SOFR + 4.44%), 01/20/2041, (4.44% Floor) (d)			905,000		916,278
AREIT Trust, Series 2023-CRE8, Class D, 9.51% (1 mo. Term SOFR + 5.37%), 08/17/2041, (5.37% Floor) (d)			109,000		108,540
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XFG, 1.25%, 09/15/2048 (d)(f)(h)			10,000,000		1,070
BBCMS Mortgage Trust, Series 2021-AGW, Class D, 6.76% (1 mo. Term SOFR + 2.61%), 06/15/2036, (2.50% Floor) (d)			877,000		844,967
Benchmark Mortgage Trust, Series 2024-V5, Class D, 4.00%, 01/10/2057 (d)			36,000		32,513
BSPRT, Series 2024-FL11, Class E, 8.84% (1 mo. Term SOFR + 4.69%), 07/15/2039, (4.69% Floor) (d)			278,000		274,951
BWAY Mortgage Trust, Series 2022-26BW, Class E, 5.03%, 02/10/2044 (d)(f)			395,000		280,533
BX Trust
Series 2019-IMC, Class G, 7.80% (1 mo. Term SOFR + 3.65%), 04/15/2034, (3.60% Floor) (d)			1,131,000		1,092,388
Series 2025-OMG, Class F, 7.75% (1 mo. Term SOFR + 3.60%), 10/15/2027, (3.60% Floor) (d)			251,000		251,000
Caister Finance DAC
Series 1A, Class D, 7.88% (SONIA + 3.90%), 08/17/2035, (0.00% Floor) (d)		GBP	481,000		647,479
Series 1A, Class E, 9.73% (SONIA + 5.75%), 08/17/2035, (0.00% Floor) (d)		GBP	993,000		1,329,809
CD Mortgage Trust, Series 2017-CD5, Class D, 3.35%, 08/15/2050 (d)			489,000		434,676
COMM Mortgage Trust, Series 2016-DC2, Class XF, 2.09%, 02/10/2049 (d)(f)(h)			13,087,848		91,419
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class D, 4.17%, 09/15/2050 (d)(f)			190,000		139,342
DBGS Mortgage Trust, Series 2021-W52, Class F, 8.42% (1 mo. Term SOFR + 4.26%), 10/15/2036, (4.15% Floor) (d)			1,000,000		839,730
Extended Stay America Trust
Series 2025-ESH, Class E, 7.50% (1 mo. Term SOFR + 3.35%), 10/15/2042, (3.35% Floor) (d)			195,000		195,166
Series 2025-ESH, Class F, 8.25% (1 mo. Term SOFR + 4.10%), 10/15/2042, (4.10% Floor) (d)			145,000		145,123
FS RIALTO, Series 2024-FL9, Class D, 8.08% (1 mo. Term SOFR + 3.94%), 10/19/2039, (3.94% Floor) (d)			187,000		186,832
HAVN Trust, Series 2025-MOB, Class E, 9.35% (1 mo. Term SOFR + 5.05%), 10/15/2027, (5.05% Floor) (d)			651,000		651,448
Hilton USA Trust
Series 2016-SFP, Class C, 4.12%, 11/05/2035 (b)(d)			105,000		15,183
Series 2016-SFP, Class D, 4.93%, 11/05/2035 (b)(d)			584,000		27,691
Life Mortgage Trust, Series 2021-BMR, Class F, 6.61% (1 mo. Term SOFR + 2.46%), 03/15/2038, (2.35% Floor) (d)			89,600		89,023
MF1 LLC, Series 2022-FL10, Class D, 9.86% (1 mo. Term SOFR + 5.73%), 09/17/2037, (5.73% Floor) (d)			232,000		232,417
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class F, 10.09% (1 mo. Term SOFR + 5.94%), 03/15/2035, (5.94% Floor) (d)			493,500		493,437
ONE Mortgage Trust, Series 2021-PARK, Class D, 5.76% (1 mo. Term SOFR + 1.61%), 03/15/2036, (1.50% Floor) (d)			645,000		613,312
PRKCM Trust, Series 2025-PRM6, Class F, 7.29%, 07/05/2033 (d)(f)			222,000		222,065
ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (d)			1,064,000		1,113,348
Stellar Management, Series 2025-IP, Class F, 7.97%, 06/10/2042 (d)(f)			824,000		843,901
TRTX Issuer Ltd, Series 2021-FL4, Class C, 6.66% (1 mo. Term SOFR + 2.51%), 03/15/2038, (2.40% Floor) (d)			160,000		159,730
UK Logistics
Series 2024-1A, Class D, 7.99% (SONIA + 4.00%), 05/17/2034, (4.00% Floor) (d)		GBP	102,000		137,728
Series 2024-1A, Class E, 8.99% (SONIA + 5.00%), 05/17/2034, (5.00% Floor) (d)		GBP	200,000		270,527
Series 2025-1A, Class E, 9.49% (SONIA + 5.50%), 05/17/2035, (0.00% Floor) (d)		GBP	330,202		445,796
VMC Finance LLC
Series 2021-FL4, Class C, 6.50% (1 mo. Term SOFR + 2.36%), 06/16/2036, (2.36% Floor) (d)			901,000		873,756
Series 2021-FL4, Class D, 7.75% (1 mo. Term SOFR + 3.61%), 06/16/2036, (3.06% Floor) (d)			147,000		137,968
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class F, 4.25%, 07/15/2057 (d)			874,000		633,460
WHARF Trust, Series 2025-DC, Class E, 7.98%, 07/15/2040 (d)(f)			867,000		898,398
Total Commercial Mortgage-Backed Securities					15,777,952

Residential Mortgage-Backed Securities - 4.0%
ACRA Trust
Series 2024-NQM1, Class B1, 8.18%, 10/25/2064 (d)(f)			110,000		112,268
Series 2024-NQM1, Class M1B, 7.19%, 10/25/2064 (d)(f)			200,000		202,717
Angel Oak Mortgage Trust LLC, Series 2024-12, Class M1A, 6.49%, 10/25/2069 (d)(f)			125,000		125,952
Bellemeade Re Ltd., Series 2024-1, Class M1C, 8.31% (30 day avg SOFR US + 3.95%), 08/25/2034, (3.90% Floor) (d)			161,000		167,168
BRAVO Residential Funding Trust
Series 2023-NQM5, Class M1, 7.31%, 06/25/2063 (d)(f)			183,000		184,271
Series 2024-NQM1, Class B1, 8.04%, 12/01/2063 (d)			128,000		130,118
CHNGE Mortgage Trust, Series 2023-4, Class B1, 8.41%, 09/25/2058 (d)(f)			891,000		897,586
COLT Funding LLC, Series 2024-INV3, Class B1, 7.71%, 09/25/2069 (d)(f)			363,000		376,215
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM8, Class B2, 4.26%, 10/25/2066 (d)(f)			159,000		137,503
Deephaven Residential Mortgage Trust, Series 2022-2, Class B1, 4.30%, 03/25/2067 (d)(f)			229,000		189,661
EASY Trust, Series 2025-RTL1, Class A2, 8.30%, 05/25/2040 (d)(g)			741,000		748,842
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M, 4.50%, 02/25/2059 (d)(f)			574,000		545,996
GCAT Trust, Series 2022-NQM1, Class B1, 3.93%, 02/25/2067 (d)(f)			476,000		373,271
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class M1, 4.41%, 05/25/2067 (d)(f)			332,000		286,830
JP Morgan Mortgage Trust
Series 2022-DSC1, Class B2, 4.93%, 01/25/2063 (d)(f)			433,000		361,606
Series 2023-DSC1, Class B1, 4.76%, 07/25/2063 (d)(f)			292,000		256,438
Series 2023-DSC1, Class B2, 4.76%, 07/25/2063 (d)(f)			280,000		225,453
Series 2024-CES1, Class B1, 7.64%, 06/25/2054 (d)(f)			100,000		100,242
Series 2025-CES5, Class B1, 6.69%, 02/25/2056 (d)(f)			195,000		194,999
Knock Issuer Trust, Series 2025-1, Class A1, 7.12%, 02/25/2030 (d)			224,000		227,482
Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B4, 3.32%, 03/25/2052 (d)(f)			209,425		166,652
MFA Trust, Series 2022-NQM1, Class B1, 4.27%, 12/25/2066 (d)(f)			251,000		210,609
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B1, 7.40%, 09/25/2068 (d)(f)			446,000		447,904
New Residential Mortgage LLC, Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (d)(g)			477,473		492,940
New Residential Mortgage Loan Trust, Series 2024-RTL2, Class M1, 9.43%, 09/25/2039 (d)(f)			160,000		161,856
NYMT Loan Trust, Series 2024-BPL2, Class M, 8.41%, 05/25/2039 (d)			145,000		146,527
PRKCM Trust
Series 2021-AFC1, Class B1, 3.95%, 08/25/2056 (d)(f)			278,000		206,440
Series 2022-AFC2, Class B1, 6.00%, 08/25/2057 (d)(f)			204,000		202,699
Series 2023-AFC1, Class M1, 7.42%, 02/25/2058 (d)(f)			371,000		371,109
Series 2023-AFC2, Class B1, 8.17%, 06/25/2058 (d)(f)			100,000		100,477
Series 2023-AFC4, Class B1, 7.95%, 11/25/2058 (d)(f)			293,000		295,997
Series 2024-AFC1, Class B1, 8.06%, 03/25/2059 (d)(f)			176,000		178,977
Series 2024-AFC1, Class M1, 6.87%, 03/25/2059 (d)(f)			66,000		66,594
Progress Residential Trust, Series 2022-SFR3, Class E2, 5.60%, 04/17/2039 (d)			212,000		210,216
RCKT Mortgage Trust
Series 2024-CES1, Class M2, 6.77%, 02/25/2044 (d)(f)			100,000		101,169
Series 2024-CES2, Class M2, 6.77%, 04/25/2044 (d)(f)			100,000		101,474
Series 2024-CES6, Class B2, 8.23%, 09/25/2044 (d)			140,000		141,023
Saluda Grade Mortgage Funding LLC, Series 2024-RTL4, Class A2, 7.50%, 02/25/2030 (d)(g)			408,000		406,573
Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/2061 (d)(f)			226,000		200,746
Starwood Mortgage Residential Trust
Series 2021-3, Class B1, 3.35%, 06/25/2056 (d)(f)			210,000		164,836
Series 2022-SFR3, Class F, 8.65% (1 mo. Term SOFR + 4.50%), 05/17/2039, (4.50% Floor) (d)			80,769		81,069
Toorak Mortgage Trust, Series 2024-RRTL1, Class M1, 9.16%, 02/25/2039 (d)(f)			71,000		71,636
TVC Mortgage Trust, Series 2024-RRTL1, Class M1, 7.42%, 07/25/2039 (d)(g)			295,000		296,525
Verus Securitization Trust
Series 2023-2, Class B1, 7.44%, 03/25/2068 (d)(f)			100,000		99,727
Series 2023-6, Class B1, 7.78%, 09/25/2068 (d)(f)			158,000		158,638
Series 2023-7, Class B1, 7.89%, 10/25/2068 (d)(f)			634,000		637,739
Series 2023-INV2, Class A3, 7.08%, 08/25/2068 (d)(g)			113,168		113,979
Series 2023-INV2, Class B1, 8.04%, 08/25/2068 (d)(f)			215,000		216,624
Series 2023-INV2, Class M1, 7.35%, 08/25/2068 (d)(f)			187,000		188,143
Series 2024-2, Class M1, 6.82%, 02/25/2069 (d)(f)			100,000		100,980
Western Mortgage Reference Notes, Series 2021-CL2, Class M4, 9.71% (30 day avg SOFR US + 5.35%), 07/25/2059, (0.00% Floor) (d)			732,259		798,922
Total Residential Mortgage-Backed Securities					12,983,418

High Yield - 0.9%
Financial Services - 0.6%
Mexico Remittances Funding Fiduciary Estate Management Sarl, 12.50%, 10/15/2031 (d)			1,850,000		1,887,203

Household Durables - 0.2%
Adams Homes, Inc., 9.25%, 10/15/2028 (d)			572,000		598,861

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (d)			462,000		487,839
Total High Yield					2,973,903
TOTAL STRUCTURED CREDIT (Cost $101,756,602)					103,992,632

PRIVATE CREDIT - 26.9%			Par		Value
Senior Loans - 22.5%
Aerospace & Defense - 1.8%
Galileo Parent, Inc., Senior Secured First Lien Term Loan, 10.05% (3 mo. SOFR US + 5.75%), 05/03/2030, (1.00% Floor) (b)			2,329,232		2,317,586
Galileo Parent, Inc., Senior Secured First Lien Revolver
10.34% (1 mo. SOFR US + 5.75%), 05/03/2029, (1.00% Floor) (b)(c)			3,072		2,007
9.75% (3 mo. SOFR US + 5.75%), 05/03/2029, (1.00% Floor) (b)(c)			366,928		239,725
GASL Bermuda, Tranche B1 Revolver, 11.11%, 12/15/2028 (b)(c)			3,100,000		2,524,982
WP CPP Holdings, Senior Secured First Lien Term Loan
7.30% (3 mo. SOFR US + 3.13%), 11/28/2029, (0.00% Floor) (b)			842,819		843,241
7.30% (3 mo. SOFR US + 3.13%), 11/28/2029, (0.00% Floor) (b)			53,634		53,661
WP CPP Holdings, First Lien Revolver, 11.34%, 11/28/2029 (b)(c)			90,000		0
					5,981,202

Biotechnology - 0.7%
ADC Therapeutics, Inc., Senior Secured First Lien Term Loan, 11.80% (3 mo. SOFR US + 7.50%), 08/15/2029, (1.00% Floor) (b)			1,135,543		1,118,623
Mesoblast, Inc., First Lien Term Loan, 9.75% (FCPR + 4.95%), 11/19/2026 (b)			1,095,159		1,117,939
					2,236,562

Building Products - 0.6%
Geotechnical Merger Sub, Senior Secured First Lien Term Loan, 8.60% (6 mo. SOFR US + 4.50%), 10/15/2031, (0.00% Floor) (b)			1,682,000		1,670,730
Geotechnical Merger Sub, Delay Draw Term Loan, 9.04%, 08/27/2031 (b)(c)			623,000		303,225
Geotechnical Merger Sub, Revolver, 9.07%, 08/27/2031 (b)(c)			234,000		54,234
					2,028,189

Capital Markets - 0.4%
Inspira, First Lien Revolver, 10.35%, 05/10/2030 (b)(c)			103,000		0
Inspira, First Lien Delay Draw Term Loan, 10.35%, 06/03/2030 (b)(c)			172,000		0
Minotaur Acquisition, Senior Secured First Lien Tranche B Term Loan, 9.16% (1 mo. SOFR US + 5.00%), 06/03/2030, (1.00% Floor) (b)			1,021,685		1,017,802
MTC Holdings, Senior Secured First Lien Delay Draw Term Loan, 9.16% (1 mo. SOFR US + 5.00%), 06/03/2030, (1.00% Floor) (b)			166,350		165,718
					1,183,520

Commercial Services & Supplies - 0.8%
Kings Buyer LLC, Senior Secured First Lien Revolver, 11.50% (Prime Rate + 4.25%), 10/29/2027, (1.00% Floor) (b)(c)			472,406		135,501
NFM & J LP, Senior Secured First Lien Term Loan, 10.18% (3 mo. SOFR US + 5.75%), 11/30/2027, (1.00% Floor) (b)			486,914		483,457
NFM & J LP, Senior Secured First Lien Delay Draw Term Loan, 10.15% (3 mo. SOFR US + 5.75%), 11/30/2027, (1.00% Floor) (b)(c)			275,530		30,307
NFM & J LP, Senior Secured First Lien Revolver
10.94% (1 mo. LIBOR US + 5.75%), 11/30/2027, (1.00% Floor) (b)(c)(i)			21,100		3,667
12.00% (Prime Rate + 4.75%), 11/30/2027, (1.00% Floor) (b)(c)			89,263		15,512
USIC Holdings Inc., Senior Secured First Lien Term Loan, 9.70% (3 mo. SOFR US + 5.50%), 09/10/2031, (0.75% Floor) (b)			1,423,245		1,423,529
USIC Holdings Inc., First Lien Tranche A1 Term Loan, 7.17%, 09/10/2031 (b)			523,504		523,609
USIC Holdings Inc., Senior Secured First Lien Revolver
9.42% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b)(c)			59,672		20,800
9.45% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b)(c)			110,393		38,480
9.48% (3 mo. SOFR US + 5.25%), 09/10/2031, (0.00% Floor) (b)(c)			11,934		4,160
USIC Holdings Inc., Senior Secured First Lien Delay Draw Term Loan
9.70% (3 mo. SOFR US + 5.50%), 09/10/2031, (0.75% Floor) (b)(c)			63,070		28,628
9.83% (3 mo. SOFR US + 5.50%), 09/10/2031, (0.75% Floor) (b)(c)			21,714		9,856
					2,717,506

Communications Equipment - 0.5%
Sorenson Communications, Senior Secured First Lien Term Loan, 10.07% (1 mo. SOFR US + 5.75%), 04/19/2029, (0.00% Floor) (b)			1,649,275		1,622,887
Sorenson Communications, Revolver, 11.08%, 04/19/2029 (b)(c)			198,000		0
					1,622,887

Consumer Finance - 1.4%
CPS Mezzanine, Tranche B Revolver, 10.73%, 07/15/2027 (b)(c)			3,750,000		2,942,344
Maya SAS, 6.88%, 04/15/2031		EUR	255,000		319,074
Mehilainen Yhtiot Oy, 5.13%, 06/30/2032 (e)		EUR	425,000		510,055
Telecom Argentina, Term Loan, 9.32%, 02/21/2029 (b)			473,524		473,524
Vmed O2 UK Financing I PLC, 5.63%, 04/15/2032 (e)		EUR	235,000		283,887
					4,528,884

Consumer Staples Distribution & Retail - 0.6%
Blazing Star Parent, Senior Secured First Lien Term Loan, 11.20% (3 mo. SOFR US + 7.00%), 08/28/2032, (0.00% Floor) (b)			1,868,000		1,822,047

Containers & Packaging - 0.7%
ASP-r-pac Acquisition Company LLC, First Lien Term Loan, 10.54%, 12/29/2027 (b)			1,667,766		1,644,251
ASP-r-pac Acquisition Company LLC, Senior Secured First Lien Term Loan, 10.31% (3 mo. SOFR US + 6.00%), 12/29/2027, (0.75% Floor) (b)			345,809		340,967
ASP-r-pac Acquisition Company LLC, First Lien Revolver, 9.49%, 12/29/2027 (b)(c)			205,745		150,105
					2,135,323

Diversified Consumer Services - 1.6%
AVSC Holding, Senior Secured First Lien Term Loan, 9.16% (1 mo. SOFR US + 5.00%), 12/05/2031, (0.75% Floor) (b)			3,831,745		3,760,858
AVSC Holding, Senior Secured First Lien Revolver, 9.53% (3 mo. SOFR US + 5.00%), 12/05/2029, (0.00% Floor) (b)(c)			412,000		0
Legends Hospitality Holding Co., First Lien Term Loan, 6.96%, 08/22/2031 (b)			1,314,581		1,292,233
Legends Hospitality Holding Co., Senior Secured First Lien Delay Draw Term Loan
9.17% (1 mo. SOFR US + 5.00%), 08/22/2031, (0.00% Floor) (b)(c)			26,926		16,395
9.19% (3 mo. SOFR US + 5.00%), 08/22/2031, (0.00% Floor) (b)(c)			48,956		29,808
Legends Hospitality Holding Co., Senior Secured First Lien Revolver, 9.16% (1 mo. SOFR US + 5.00%), 08/22/2030, (0.00% Floor) (b)(c)			152,000		14,956
					5,114,250

Electrical Equipment - 0.3%
Inventus Power, Inc.
0.00%, 01/15/2026 (b)(c)(j)			94,000		21,732
12.19%, 01/15/2026 (b)			810,348		802,811
					824,543

Financial Services - 0.9%
Hertz Vehicle Financing III, Tranche B, 9.28%, 06/28/2028 (b)			3,000,000		3,000,000

Food Products - 0.3%
Protein For Pets Opco, Term Loan, 9.57% (1 mo. SOFR U.S. + 5.25%), 03/22/2030 (b)			981,575		961,257
Protein For Pets Opco, Revolver, 10.57%, 03/22/2030 (b)(c)			103,000		27,234
					988,491

Health Care Equipment & Supplies - 1.0%
Spruce Bidco II, Senior Secured First Lien Term Loan
7.68% (TCOR (3 months) + 5.00%), 01/30/2032, (0.75% Floor) (b)		CAD	492,670		348,979
9.13% (6 mo. SOFR US + 5.00%), 01/30/2032, (0.75% Floor) (b)			2,717,190		2,678,606
9.37% (SOFR + 5.25%), 01/30/2032, (0.75% Floor) (b)		JPY	52,678,643		351,155
Spruce Bidco II, First Lien Revolver, 9.31%, 01/30/2032 (b)(c)			614,000		0
					3,378,740

Health Care Providers & Services - 1.5%
ACESO HOLDING, First Lien Term Loan, 8.13%, 09/27/2031 (b)		EUR	1,529,000		1,762,277
ACESO HOLDING, First Lien Delay Draw Term Loan, 9.10%, 09/27/2031 (b)		EUR	382,000		440,281
LSL Holdco LLC, Term Loan, 10.79%, 01/31/2028 (b)			2,313,789		2,226,097
LSL Holdco LLC, 10.42%, 01/31/2028 (b)			269,450		259,237
LSL Holdco RC, Senior Secured First Lien Revolver, 10.36% (1 mo. SOFR US + 6.00%), 01/31/2028, (0.75% Floor) (b)(c)			266,412		174,258
Petvet Care Centers LLC, First Lien Delay Draw Term Loan, 11.32%, 11/15/2030 (b)(c)			307,000		0
Petvet Care Centers LLC, First Lien Revolver, 11.32%, 11/15/2029 (b)(c)			307,000		0
					4,862,150

Health Care Technology - 0.8%
Establishment Labs Holdings, Inc., First Lien Tranche A Term Loan, 9.00%, 04/21/2027 (b)			1,247,716		1,254,703
Establishment Labs Holdings, Inc., First Lien Tranche C Delay Draw Term Loan, 9.00%, 04/21/2027 (b)			184,290		187,976
Establishment Labs Holdings, Inc., First Lien Tranche D Delay Draw Term Loan, 9.00%, 04/21/2027 (b)			184,290		187,976
Establishment Labs Holdings, Inc., First Lien Tranche B Delay Draw Term Loan, 9.00%, 04/21/2027 (b)			199,823		200,942
Next Holdco LLC, First Lien Revolver, 11.32%, 11/08/2029 (b)(c)			80,000		0
Next Holdco LLC, First Lien Delay Draw Term Loan, 11.32%, 11/08/2030 (b)(c)			213,000		0
NextGen Healthcare, Inc., Senior Secured First Lien Term Loan, 9.48% (3 mo. SOFR US + 5.25%), 11/12/2030, (0.75% Floor) (b)			817,550		809,946
					2,641,543

Hotels, Restaurants & Leisure - 0.6%
Grove Hotel Parcel Owner LLC, Term Loan, 12.46%, 06/21/2028 (b)			1,701,156		1,674,108
Grove Hotel Parcel Owner LLC, Delay Draw Term Loan, 12.42%, 06/21/2028 (b)			350,754		345,177
Grove Hotel Parcel Owner LLC, Revolver, 12.65%, 06/21/2028 (b)(c)			175,377		0
					2,019,285

Insurance - 1.1%
Integrity Marketing Acquisition LLC, Senior Secured First Lien Term Loan
9.20% (3 mo. SOFR US + 5.00%), 08/25/2028, (0.75% Floor) (b)			332,619		332,187
9.20% (3 mo. SOFR US + 5.00%), 08/25/2028, (0.75% Floor) (b)			2,104,900		2,102,163
Integrity Marketing Acquisition LLC, First Lien Delay Draw Term Loan, 10.28%, 08/28/2028 (b)(c)			577,935		0
Integrity Marketing Acquisition LLC, First Lien Revolver, 10.28%, 08/28/2028 (b)(c)			234,995		0
THG Acquisition, Senior Secured First Lien Term Loan, 8.91% (1 mo. SOFR US + 4.75%), 10/31/2031, (0.75% Floor) (b)			1,064,650		1,062,308
THG Acquisition, Senior Secured First Lien Delay Draw Term Loan, 8.91% (1 mo. SOFR US + 4.75%), 10/31/2031, (0.75% Floor) (b)(c)			238,884		38,668
THG Acquisition, Senior Secured First Lien Revolver
8.91% (1 mo. SOFR US + 4.75%), 10/31/2031, (0.75% Floor) (b)(c)			117,598		8,718
9.07% (Fixed Rate), 10/31/2031, (0.75% Floor) (b)(c)			1,402		104
					3,544,148

Life Sciences Tools & Services - 1.5%
Creek Parent, Senior Secured First Lien Term Loan, 9.14% (1 mo. SOFR US + 5.00%), 12/18/2031, (0.00% Floor) (b)			3,270,565		3,208,751
Creek Parent, Senior Secured First Lien Revolver, 9.82% (Fixed Rate), 12/18/2031, (0.75% Floor) (b)(c)			471,000		0
Europa Biosite, Tranche B1 Term Loan, 2.16%, 09/22/2032 (b)		SEK	7,540,000		784,883
Europa Biosite, Tranche B2 Term Loan, 9.22%, 09/22/2032 (b)		GBP	584,527		770,408
Europa Biosite, Tranche 3 Delay Draw Term Loan, 2.16%, 09/22/2032 (b)(c)		SEK	9,158,000		0
					4,764,042

Machinery - 0.6%
ProFrac Holdings II LLC, 11.23% (3 mo. Term SOFR + 7.25%), 01/23/2029 (b)(d)			1,083,000		1,071,520
Truck-Lite Company, Senior Secured First Lien Term Loan, 9.89% (1 mo. SOFR US + 5.75%), 02/13/2032, (0.75% Floor) (b)			1,027,121		1,017,055
Truck-Lite Company, Senior Secured First Lien Revolver, 10.07% (Fixed Rate), 02/13/2031, (0.00% Floor) (b)(c)			105,000		0
Truck-Lite Company, First Lien Tranche A Delay Draw Term Loan, 10.07%, 02/13/2032 (b)(c)			37,800		0
					2,088,575

Pharmaceuticals - 0.4%
Bioxcel Therapeutics, Inc., First Lien Tranche A Term Loan, 8.00%, 04/19/2027 (b)			992,667		867,988
Bioxcel Therapeutics, Inc., Tranche A2 Term Loan, 3.00% (3 mo. SOFR U.S. + 7.50%), 04/19/2027 (b)			411,467		359,787
Bioxcel Therapeutics, Inc., Tranche D Delay Draw Term Loan, 0.00%, 04/19/2027 (b)(c)(j)			625,975		0
Bioxcel Therapeutics, Inc., First Lien Tranche C Delay Draw Term Loan, 12.81%, 04/19/2027 (b)(c)			375,585		0
					1,227,775

Professional Services - 0.3%
Kite Midco II, Tranche B1 Term Loan, 9.43%, 09/20/2031 (b)			877,000		864,810
Kite Midco II, Delay Draw Term Loan, 9.43%, 09/20/2031 (b)(c)			216,000		0
					864,810

Real Estate Management & Development - 1.2%
CVS Lane, Delay Draw Term Loan, 11.60%, 07/19/2026 (b)(c)		AUD	7,744,779		2,826,472
Lightbox Intermediate, Term Loan, 9.81%, 01/14/2030 (b)			1,191,015		1,178,986
Lightbox Intermediate, Revolver, 9.81%, 01/14/2030 (b)(c)			77,000		0
					4,005,458

Software - 2.9%
CentralSquare Technologies, Senior Secured First Lien Revolver, 11.32% (Fixed Rate), 04/12/2031, (0.00% Floor) (b)(c)			66,000		0
Evergreen IX Borrower, Senior Secured First Lien Term Loan
8.75% (3 mo. SOFR US + 4.75%), 09/29/2030, (0.75% Floor) (b)			1,126,928		1,126,928
8.75% (3 mo. SOFR US + 4.75%), 09/29/2030, (0.00% Floor) (b)			284,631		284,631
Evergreen IX Borrower, First Lien Revolver, 11.39%, 09/29/2029 (b)(c)			127,000		0
Finastra USA, Inc., Senior Secured First Lien Term Loan, 11.29% (6 mo. SOFR US + 7.25%), 09/13/2029, (0.00% Floor) (b)			403,415		403,415
ICIMS, Inc., Term Loan, 10.67%, 08/18/2028 (b)			1,779,695		1,735,737
ICIMS, Inc., Senior Secured First Lien Revolver
10.06% (3 mo. SOFR US + 5.75%), 08/15/2028, (1.00% Floor) (b)(c)			74,787		20,423
10.08% (3 mo. SOFR US + 5.75%), 08/15/2028, (1.00% Floor) (b)(c)			64,816		17,700
5.75% (3 mo. SOFR US + 5.75%), 08/15/2028, (1.00% Floor) (b)(c)			17,949		4,902
Monotype Imaging Holdings, Senior Secured First Lien Delay Draw Term Loan, 9.66% (1 mo. SOFR US + 5.50%), 02/28/2031, (0.00% Floor) (b)(c)			116,712		30,009
Monotype Imaging Holdings, First Lien Revolver, 10.84%, 02/28/2031 (b)(c)			176,000		0
Monotype Imaging Holdings, Senior Secured First Lien Term Loan, 9.66% (1 mo. SOFR US + 5.50%), 02/28/2031, (0.75% Floor) (b)			1,391,388		1,391,109
MRI Software LLC, Senior Secured First Lien Tranche 6 Delay Draw Term Loan, 8.75% (3 mo. SOFR US + 4.75%), 02/10/2027, (1.00% Floor) (b)			219,499		218,204
Optimizely North America, Senior Secured First Lien Term Loan
7.15% (1 mo. EURIBOR + 5.25%), 10/30/2031, (0.00% Floor) (b)		EUR	551,230		641,349
9.16% (1 mo. SOFR US + 5.00%), 10/30/2031, (0.00% Floor) (b)			1,544,240		1,530,187
9.47% (SONIA + 5.50%), 10/30/2031, (0.00% Floor) (b)		GBP	184,075		245,310
Optimizely North America, First Lien Revolver, 9.70%, 10/30/2031 (b)(c)			231,000		0
Pluralsight Inc, Senior Secured First Lien Tranche B Term Loan
11.83% (3 mo. SOFR US + 7.50%), 08/22/2029, (0.00% Floor) (b)			125,373		125,373
11.83%, 08/22/2029 (b)			16,296		16,296
Pluralsight Inc, Senior Secured First Lien Term Loan
7.20% (3 mo. SOFR US + 3.00%), 08/22/2029, (0.00% Floor) (b)			83,373		83,373
7.20% (3 mo. SOFR US + 3.00%), 08/22/2029, (0.00% Floor) (b)			1,296		1,296
Pluralsight Inc, First Lien Revolver, 0.00%, 08/22/2029 (b)(c)(j)			24,123		0
Pluralsight Inc, First Lien Delay Draw Term Loan, 0.00%, 08/22/2029 (b)(c)(j)			60,308		0
Pluralsight Restructure, Senior Secured First Lien Term Loan
7.20% (3 mo. SOFR US + 3.00%), 08/22/2031, (0.00% Floor) (b)			48,126		48,126
7.20% (3 mo. SOFR US + 3.00%), 08/22/2031, (0.00% Floor) (b)			748		748
UserZoom Technologies, Inc., 11.78%, 04/05/2029 (b)			1,348,000		1,321,714
					9,246,830
Total Senior Loans					72,826,760

Senior Loans (Syndicated) - 2.7%
Commercial Services & Supplies - 0.6%
Kings Buyer LLC, Senior Secured First Lien Term Loan, 9.75% (3 mo. SOFR US + 5.25%), 10/29/2027, (0.00% Floor) (b)			2,195,672		2,099,721

Health Care Providers & Services - 0.7%
Petvet Care Centers LLC, Senior Secured First Lien Term Loan, 10.16% (1 mo. SOFR US + 6.00%), 10/24/2030, (0.75% Floor) (b)			2,314,770		2,129,357

Interactive Media & Services - 0.5%
Ancestry.com, Inc., Senior Secured First Lien Tranche B Term Loan, 9.66% (1 mo. SOFR US + 5.50%), 12/06/2027, (0.00% Floor) (b)			1,612,445		1,612,445

Metals & Mining - 0.2%
IAMGOLD Corp., Second Lien Term Loan, 12.59%, 05/16/2028 (b)			731,250		759,037

Software - 0.7%
CentralSquare Technologies, Senior Secured First Lien Term Loan
7.03% (1 mo. SOFR US + 2.88%), 04/12/2031, (0.00% Floor) (b)			573,210		572,465
7.03% (1 mo. SOFR US + 2.88%), 04/12/2031, (0.00% Floor) (b)			29,736		29,697
ICIMS, Inc., Senior Secured First Lien Term Loan, 10.57% (3 mo. SOFR US + 6.25%), 08/18/2028, (1.00% Floor) (b)			253,659		250,615
MRI Software LLC, Senior Secured First Lien Term Loan, 8.75% (3 mo. SOFR US + 4.75%), 02/10/2027, (1.00% Floor) (b)			1,405,846		1,397,552
MRI Software LLC, Senior Secured First Lien Revolver, 8.75% (3 mo. SOFR US + 4.75%), 02/10/2027, (1.00% Floor) (b)(c)			166,000		16,502
					2,266,831
Total Senior Loans (Syndicated)					8,867,391

Preferred Stock - 1.0%			Shares
Health Care Providers & Services - 0.1%
Petvet Care Centers LLC, (Acquired 11/15/2023, Cost $198,940) (b)(k)(l)			203		229,798

Health Care Technology - 0.9%
athenahealth, Inc., (Acquired 2/15/2022, Cost $1,992,289) (b)(k)			2,033		2,936,303
Total Preferred Stock					3,166,101

Private Placement Equity - 0.6%
Distributors - 0.1%
RelaDyne, (Acquired 12/23/2021, Cost $187,703) (b)(k)(l)			2,000		350,720

Health Care Technology - 0.5%
Ipi Legacy Liquidation Co, (b)(l)			754,923		1,506,072

Software - 0.0%(m)
Pluralsight Inc, (b)(l)			41,791		77,731
Total Private Placement Equity					1,934,523

Warrants - 0.1%
Biotechnology - 0.1%
ADC Therapeutics - (Exercise price: $8.30, Expiration: 08/15/2032), (Acquired 8/15/2022, Cost $30,028) (b)(k)(l)			4,988		5,836
Mesoblast, Inc.- (Exercise Price: $7.26, Expiration: 11/19/2026), (Acquired 12/20/2021 - 1/10/2024, Cost $106,354) (b)(k)(l)			23,222		148,388
Seres Therapeutics, Inc. - (Exercise price: $6.69, Expiration: 04/27/2030), (Acquired 4/27/2023 - 4/22/2025, Cost $14,821) (b)(k)(l)			237		2,036
					156,260

Pharmaceuticals - 0.0%(m)
Bioxcel Therapeutics, Inc. - (Exercise price: $3.07, Expiration: 04/19/2029), (Acquired 3/20/2024, Cost $0) (b)(k)(l)			78		111
Bioxcel Therapeutics, Inc. - (Exercise price: $3.65, Expiration: 04/19/2029), (Acquired 4/28/2022 - 8/29/2025, Cost $0) (b)(k)(l)			274		389
					500
Total Warrants					156,760

Common Stock - 0.0%
Pharmaceuticals - 0.0%(m)
Bioxcel Therapeutics, Inc., (l)			3,557		9,106
TOTAL PRIVATE CREDIT (Cost $85,263,349)					86,960,641

EMERGING MARKET - 4.4%			Par		Value
High Yield - 4.4%
Building Products - 0.1%
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/2029			250,000		257,654

Chemicals - 0.1%
Braskem Netherlands Finance BV
7.25%, 02/13/2033			572,400		220,077
8.00%, 10/15/2034			375,300		140,456
8.50% to 01/23/2026 then 5 yr. CMT Rate + 8.22%, 01/23/2081			472,000		77,880
					438,413

Diversified Telecommunication Services - 0.1%
Telecom Argentina, 9.25%, 05/28/2033 (d)			260,000		255,878

Food Products - 0.3%
Grupo Nutresa SA, 9.00%, 05/12/2035 (d)			907,000		1,030,624

Metals & Mining - 1.5%
CSN Resources SA
8.88%, 12/05/2030			731,000		738,193
5.88%, 04/08/2032			335,000		285,071
Samarco Mineracao SA, 9.50% (or 9.00% PIK), 06/30/2031			2,095,498		2,107,683
Vedanta Resources Ltd, 10.88%, 09/17/2029 (d)			1,683,000		1,765,812
					4,896,759

Oil, Gas & Consumable Fuels - 1.8%
Azule Energy Finance PLC, 8.13%, 01/23/2030 (d)			3,227,000		3,257,824
Ecopetrol SA, 8.38%, 01/19/2036			1,178,000		1,217,355
Petroleos Mexicanos, 6.75%, 09/21/2047			1,733,000		1,431,338
					5,906,517

Passenger Airlines - 0.3%
Grupo Aeromexico SAB de CV, 8.25%, 11/15/2029 (d)			589,500		590,178
Latam Airlines Group SA, 7.88%, 04/15/2030			473,000		492,724
					1,082,902

Real Estate Management & Development - 0.2%
CIFI Holdings Group Company Ltd.
11.58% to 08/24/2027 then 5 yr. CMT Rate + 8.57%, Perpetual (n)			450,000		45,135
6.00%, 02/16/2026 (n)			400,000		40,000
6.45%, 02/21/2026 (n)			200,000		20,752
Country Garden Holdings Company Ltd.
7.25%, 04/08/2026 (n)			600,000		63,804
4.80%, 08/06/2030 (n)			200,000		21,500
RKPF Overseas Ltd.
5.90%, 09/05/2028			441,811		83,943
6.00%, 03/04/2029			441,488		83,634
Shimao Group Holdings Ltd.
5.00% (or 6.00% PIK), 07/21/2031 (d)			1,365,829		62,282
2.00% (or 3.00% PIK), 07/21/2032 (d)			249,481		8,108
2.00% (or 3.00% PIK), 07/21/2033 (d)			374,224		12,162
2.00% (or 3.00% PIK), 01/21/2034 (d)			374,224		8,420
					449,740
Total High Yield					14,318,487
TOTAL EMERGING MARKET (Cost $17,534,433)					14,318,487

SHORT-TERM INVESTMENTS - 2.1%
MONEY MARKET FUNDS - 2.1%			Shares		Value
First American Government Obligations Fund - Class X, 4.05% (o)			6,767,629		6,767,629
TOTAL MONEY MARKET FUNDS (Cost $6,767,629)					6,767,629

TOTAL INVESTMENTS - 125.6% (Cost $402,395,527)(p)					405,695,639
Liabilities in Excess of Other Assets - (25.6)%				(0.25591)	(82,652,930)
TOTAL NET ASSETS - 100.0%	0.0%		0.0%		$323,042,709

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.	–%

CMT - Constant Maturity Treasury
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SONIA - Sterling Overnight Index Average

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
SEK - Swedish Krona

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $92,491,448 or 28.6% of net assets as of September 30, 2025.

(c)
As of September 30, 2025, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. All values are reflected at par.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
ASP-r-pac Acquisition Company LLC	First Lien Revolver	$205,745	$152,251	$53,494
AVSC Holding	First Lien Revolver	412,000	0	412,000
Bioxcel Therapeutics, Inc.	First Lien Tranche C Delay Draw Term Loan	375,585	0	375,585
Bioxcel Therapeutics, Inc.	Tranche D Delay Draw Term Loan	625,975	0	625,975
CentralSquare Technologies	First Lien Revolver	66,000	0	66,000
Clydesdale Acquisition Holdings, Inc.	First Lien Tranche B-DD Delay Draw Term Loan	8,591	258	8,333
CPS Mezzanine	Tranche B Revolver	3,750,000	2,939,699	810,301
Creek Parent	First Lien Revolver	471,000	0	471,000
CVS Lane	Delay Draw Term Loan	7,744,779	4,262,158	3,482,620
Europa Biosite	Tranche 3 Delay Draw Term Loan	9,158,000	0	9,158,000
Evergreen IX Borrower	First Lien Revolver	127,000	0	127,000
Galileo Parent, Inc.	First Lien Revolver	366,928	241,124	125,804
Galileo Parent, Inc.	First Lien Revolver	3,072	2,019	1,053
GASL Bermuda	Tranche B1 Revolver	3,100,000	2,523,216	576,784
Geotechnical Merger Sub	Delay Draw Term Loan	623,000	305,270	317,730
Geotechnical Merger Sub	Revolver	234,000	54,600	179,400
Grove Hotel Parcel Owner LLC	Revolver	175,377	0	175,377
ICIMS, Inc.	First Lien Revolver	74,787	20,940	53,847
ICIMS, Inc.	First Lien Revolver	17,949	5,026	12,923
ICIMS, Inc.	First Lien Revolver	64,816	18,149	46,667
Inspira	First Lien Delay Draw Term Loan	172,000	0	172,000
Inspira	First Lien Revolver	103,000	0	103,000
Integrity Marketing Acquisition LLC	First Lien Delay Draw Term Loan	577,935	0	577,935
Integrity Marketing Acquisition LLC	First Lien Revolver	234,995	0	234,995
Inventus Power, Inc.		94,000	21,933	72,067
Kings Buyer LLC	First Lien Revolver	472,406	141,723	330,683
Kite Midco II	Delay Draw Term Loan	216,000	0	216,000
Legends Hospitality Holding Co.	First Lien Delay Draw Term Loan	26,926	16,678	10,248
Legends Hospitality Holding Co.	First Lien Delay Draw Term Loan	48,956	30,324	18,632
Legends Hospitality Holding Co.	First Lien Revolver	152,000	15,201	136,799
Lightbox Intermediate	Revolver	77,000	0	77,000
LSL Holdco RC	First Lien Revolver	266,412	181,160	85,252
Monotype Imaging Holdings	First Lien Delay Draw Term Loan	116,712	30,015	86,697
Monotype Imaging Holdings	First Lien Revolver	176,000	0	176,000
MRI Software LLC	First Lien Revolver	166,000	16,600	149,400
Next Holdco LLC	First Lien Delay Draw Term Loan	213,000	0	213,000
Next Holdco LLC	First Lien Revolver	80,000	0	80,000
NFM & J LP	First Lien Delay Draw Term Loan	275,530	30,524	245,006
NFM & J LP	First Lien Revolver	89,263	15,621	73,642
NFM & J LP	First Lien Revolver	21,100	3,692	17,408
Optimizely North America	First Lien Revolver	231,000	0	231,000
Petvet Care Centers LLC	First Lien Delay Draw Term Loan	307,000	0	307,000
Petvet Care Centers LLC	First Lien Revolver	307,000	0	307,000
Pluralsight Inc	First Lien Delay Draw Term Loan	60,308	0	60,308
Pluralsight Inc	First Lien Revolver	24,123	0	24,123
Protein For Pets Opco	Revolver	103,000	27,810	75,190
Sorenson Communications	Revolver	198,000	0	198,000
Spruce Bidco II	First Lien Revolver	614,000	0	614,000
THG Acquisition	First Lien Delay Draw Term Loan	18,629	3,023	15,606
THG Acquisition	First Lien Delay Draw Term Loan	7,326	1,189	6,137
THG Acquisition	First Lien Delay Draw Term Loan	87,081	14,127	72,954
THG Acquisition	First Lien Delay Draw Term Loan	104,917	17,020	87,897
THG Acquisition	First Lien Delay Draw Term Loan	20,931	3,396	17,535
THG Acquisition	First Lien Revolver	72,368	5,376	66,992
THG Acquisition	First Lien Revolver	45,230	3,360	41,870
THG Acquisition	First Lien Revolver	1,402	104	1,298
Truck-Lite Company	First Lien Revolver	105,000	0	105,000
Truck-Lite Company	First Lien Tranche A Delay Draw Term Loan	37,800	0	37,800
USIC Holdings Inc.	First Lien Delay Draw Term Loan	63,070	28,622	34,448
USIC Holdings Inc.	First Lien Delay Draw Term Loan	21,714	9,854	11,860
USIC Holdings Inc.	First Lien Revolver	110,393	38,480	71,913
USIC Holdings Inc.	First Lien Revolver	59,672	20,800	38,872
USIC Holdings Inc.	First Lien Revolver	11,934	4,160	7,774
WP CPP Holdings	First Lien Revolver	90,000	0	90,000
		$33,885,738	$11,205,502	$22,680,234

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $164,238,235 or 50.8% of the Fund’s net assets.

(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of September 30, 2025, the value of these securities total $4,406,581 or 1.4% of the Fund’s net assets.

(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(g)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(h)	Interest only security.
(i)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(j)	Zero coupon bonds make no periodic interest payments.
(k)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of September 30, 2025, the value of these securities total $3,673,581 or 1.1% of the Fund’s net assets.

(l)	Non-income producing security.
(m)	Represents less than 0.05% of net assets.
(n)	Issuer is currently in default.
(o)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(p)	These securities are pledged as collateral for the credit facility.

Futures Contracts:
As of September 30, 2025, the following futures contracts were outstanding:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Depreciation
U.S. Treasury 2 Year Note	205	12/31/2025	$42,721,680	$(13,225)
				$(13,225)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation
U.S. Treasury 5 Year Note	(91)	12/31/2025	$9,936,774	$172
				$172
Net Unrealized Depreciation		$ –	$–	$(13,053)

Forward Currency Contracts:
As of September 30, 2025, the following forward currency contracts were outstanding:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation
State Street Bank & Trust Co.	10/16/2025	CAD	9,692	USD	7,042	$(72)
State Street Bank & Trust Co.	10/16/2025	EUR	43,359,971	USD	50,012,171	946,607
State Street Bank & Trust Co.	10/16/2025	GBP	126,183	USD	170,035	(315)
State Street Bank & Trust Co.	10/16/2025	JPY	800,961	USD	5,434	(8)
State Street Bank & Trust Co.	10/16/2025	SEK	402,380	USD	42,800	(12)
State Street Bank & Trust Co.	10/16/2025	USD	2,804,015	AUD	4,283,594	(31,139)
State Street Bank & Trust Co.	10/16/2025	USD	366,421	CAD	499,600	7,140
State Street Bank & Trust Co.	10/16/2025	USD	57,128,097	EUR	51,792,932	(3,741,513)
State Street Bank & Trust Co.	04/16/2026	USD	48,278,114	EUR	41,412,004	(852,099)
State Street Bank & Trust Co.	10/16/2025	USD	13,475,335	GBP	9,966,312	70,311
State Street Bank & Trust Co.	10/16/2025	USD	365,357	JPY	52,997,802	6,336
State Street Bank & Trust Co.	10/16/2025	USD	827,594	SEK	7,700,000	8,794
Net Unrealized Depreciation						$(3,585,970)

AUD - Australian Dollars
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
SEK - Swedish Krona
USD - United States Dollar

Allocation of Portfolio Holdings by Country as of September 30, 2025 (% of Net Assets)
United States	$273,715,288	84.8%
Cayman Islands	34,698,621	10.7
Ireland	13,825,643	4.3
United Kingdom	11,954,903	3.7
Germany	9,439,696	2.9
Luxembourg	8,006,587	2.5
France	7,342,005	2.3
Canada	7,197,058	2.2
Bermuda	5,660,853	1.8
Australia	5,228,987	1.6
Netherlands	4,462,375	1.4
Mexico	3,908,720	1.2
Italy	3,694,881	1.1
Brazil	2,845,877	0.9
Sweden	2,411,631	0.7
Colombia	2,247,979	0.7
India	1,765,812	0.5
Denmark	1,747,238	0.5
Spain	1,571,666	0.5
Jersey	999,407	0.3
Japan	800,219	0.2
Finland	510,055	0.2
Chile	492,724	0.2
China	358,768	0.1
Czech Republic	295,114	0.1
Turkey	257,654	0.1
Argentina	255,878	0.1
Other Liabilities in Excess of Other Assets	(82,652,930)	(25.6)
	$323,042,709	100.0%

Oaktree Diversified Income Fund Inc.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Credit:
Senior Loans (Syndicated)	$–	$112,341,150	$1,554,610	$113,895,760
High Yield	–	77,860,490	1,900,000	79,760,490
Corporate Credit - Total	–	190,201,640	3,454,610	193,656,250
Structured Credit:
Collateralized Loan Obligations	$–	$51,554,397	$–	$51,554,397
Asset-Backed Securities	–	17,547,518	3,155,444	20,702,962
Commercial Mortgage-Backed Securities	–	15,735,078	42,874	15,777,952
Residential Mortgage-Backed Securities	–	12,983,418	–	12,983,418
High Yield	–	2,973,903	–	2,973,903
Structured Credit - Total	–	100,794,314	3,198,318	103,992,632
Private Credit:
Senior Loans	$–	$1,113,015	$71,713,745	$72,826,760
Senior Loans (Syndicated)	–	–	8,867,391	8,867,391
Preferred Stock	–	–	3,166,101	3,166,101
Private Placement Equity	–	–	1,934,523	1,934,523
Warrants	–	–	156,760	156,760
Common Stock	9,106	–	–	9,106
Private Credit - Total	9,106	1,113,015	85,838,520	86,960,641
Emerging Market:
High Yield	$–	$14,318,487	$–	$14,318,487
Emerging Market - Total	–	14,318,487	–	14,318,487
Money Market Funds	6,767,629	–	–	6,767,629
Total Investments	$6,776,735	$306,427,456	$92,491,448	$405,695,639

Other Financial Instruments:
Forward Currency Contracts*	$–	$1,039,188	$–	$1,039,188
Unfunded Loan Commitments*	–	61	15,414	15,475
Futures Contracts*	172	–	–	172
Total Other Financial Instruments	$172	$1,039,249	$15,414	$1,054,835

Liabilities:
Other Financial Instruments:
Forward Currency Contracts*	$–	$(4,625,158)	$–	$(4,625,158)
Futures Contracts*	(13,225)	–	–	(13,225)
Total Other Financial Instruments	$(13,225)	$(4,625,158)	$–	$(4,638,383)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.